Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (19.6%)
	BHP Group Ltd.	5,862,411	160,427
	Commonwealth Bank of Australia	1,985,963	141,038
	CSL Ltd.	560,980	114,225
	National Australia Bank Ltd.	3,741,609	80,806
	Westpac Banking Corp.	4,048,924	61,314
	Australia & New Zealand Banking Group Ltd. (XASX)	3,243,030	52,412
	Macquarie Group Ltd.	403,764	51,675
	Woodside Energy Group Ltd.	2,203,281	49,751
	Wesfarmers Ltd.	1,311,096	42,959
	Woolworths Group Ltd.	1,411,093	37,125
	Transurban Group (XASX)	3,548,416	36,271
	Goodman Group	2,126,111	31,116
	Rio Tinto Ltd.	430,798	29,848
	Fortescue Metals Group Ltd.	1,848,706	23,790
	Amcor plc GDR	1,745,198	22,831
	Aristocrat Leisure Ltd.	781,139	19,488
	Coles Group Ltd.	1,471,743	19,383
	Santos Ltd.	3,576,956	18,594
	South32 Ltd.	5,447,688	14,848
	Newcrest Mining Ltd.	1,041,867	14,041
	ASX Ltd.	224,258	13,939
	QBE Insurance Group Ltd.	1,715,180	13,869
	Brambles Ltd.	1,668,871	13,432
	Sonic Healthcare Ltd.	555,222	13,371
	Telstra Corp. Ltd.	4,768,734	13,033
	James Hardie Industries plc GDR	518,825	12,813
	Scentre Group	6,028,367	12,354
	Suncorp Group Ltd.	1,474,103	11,641
	APA Group	1,382,453	11,335
	Cochlear Ltd.	74,884	11,287
	Computershare Ltd. (XASX)	625,119	11,044
	Ramsay Health Care Ltd.	203,860	10,071
*	Xero Ltd.	146,658	9,662
	Insurance Australia Group Ltd.	2,861,672	9,004
	Origin Energy Ltd.	2,043,360	8,579
	Dexus (XASX)	1,245,465	8,370
	Endeavour Group Ltd.	1,473,211	8,208
*	Lottery Corp. Ltd.	2,436,340	7,728
	Medibank Pvt Ltd.	3,173,056	7,630
	Stockland	2,756,548	7,469
	Mineral Resources Ltd.	195,473	7,448
	Northern Star Resources Ltd.	1,329,567	7,307

		Shares	Market Value ($000)
	Treasury Wine Estates Ltd.	839,233	7,234
	GPT Group	2,216,980	7,133
	Mirvac Group	4,577,121	6,934
	SEEK Ltd.	411,706	6,668
	Ampol Ltd.	279,691	6,626
	WiseTech Global Ltd.	184,969	6,551
	BlueScope Steel Ltd.	553,007	6,496
	Vicinity Centres	4,417,742	6,464
*	Lynas Rare Earths Ltd.	1,050,557	6,460
	Atlas Arteria Ltd.	1,122,926	6,110
*	Pilbara Minerals Ltd.	3,075,256	6,064
	Aurizon Holdings Ltd.	2,047,798	5,796
	Lendlease Corp. Ltd.	799,338	5,791
	Incitec Pivot Ltd.	2,271,879	5,788
	IGO Ltd.	726,912	5,696
	Washington H Soul Pattinson & Co. Ltd.	311,749	5,644
	Orica Ltd.	474,178	5,620
	carsales.com Ltd.	380,363	5,545
*	Allkem Ltd.	679,176	5,479
	REA Group Ltd.	59,450	5,245
	OZ Minerals Ltd.	380,329	5,079
	Charter Hall Group	545,329	4,928
	Bendigo & Adelaide Bank Ltd.	652,334	4,734
	ALS Ltd.	565,045	4,641
*	NEXTDC Ltd.	545,614	4,542
	Whitehaven Coal Ltd.	1,030,964	4,539
	AGL Energy Ltd.	764,758	4,504
	Worley Ltd.	441,594	4,457
	IDP Education Ltd.	215,619	4,338
	Steadfast Group Ltd.	1,126,266	4,222
	Bank of Queensland Ltd.	753,171	3,989
	JB Hi-Fi Ltd.	133,448	3,951
	Challenger Ltd.	783,650	3,871
	Evolution Mining Ltd.	2,026,132	3,743
	Domino's Pizza Enterprises Ltd.	71,429	3,652
	Australia & New Zealand Banking Group Ltd.	215,705	3,451
	Qube Holdings Ltd.	1,750,286	3,405
	Metcash Ltd.	1,152,839	3,360
	Iluka Resources Ltd.	493,941	3,352
	Alumina Ltd.	2,991,678	3,250
*	Qantas Airways Ltd.	1,006,041	3,242
	Downer EDI Ltd.	828,237	3,224
	Cleanaway Waste Management Ltd.	1,580,060	3,044
*	AMP Ltd.	3,874,601	2,967
	Reliance Worldwide Corp. Ltd.	940,591	2,939
	Altium Ltd.	129,950	2,870
	Shopping Centres Australasia Property Group	1,337,327	2,791
	Ansell Ltd.	151,689	2,785
	Beach Energy Ltd.	2,128,391	2,743
	Technology One Ltd.	327,206	2,715
	nib holdings Ltd.	529,400	2,707
	Reece Ltd.	247,981	2,678
	Nine Entertainment Co. Holdings Ltd.	1,811,518	2,643
	Orora Ltd.	1,021,101	2,556
	Breville Group Ltd.	170,590	2,522
	National Storage REIT	1,412,224	2,469
	Charter Hall Long Wale REIT	741,959	2,380
	ARB Corp. Ltd.	100,266	2,354

		Shares	Market Value ($000)
*	Star Entertainment Grp Ltd.	1,061,980	2,301
	HomeCo Daily Needs REIT	2,171,429	2,108
*,1	Flight Centre Travel Group Ltd.	171,884	2,090
	Seven Group Holdings Ltd.	168,617	2,089
	Eagers Automotive Ltd.	231,555	2,047
	Harvey Norman Holdings Ltd.	695,254	2,029
*	Liontown Resources Ltd.	2,141,740	2,012
	Sims Ltd.	192,070	1,997
	TPG Telecom Ltd.	430,970	1,923
[2]	Viva Energy Group Ltd.	1,015,802	1,908
	CSR Ltd.	590,569	1,895
	Bapcor Ltd.	400,972	1,880
	IRESS Ltd.	232,431	1,864
	Healius Ltd.	676,784	1,844
*	Corporate Travel Management Ltd.	137,300	1,831
	Champion Iron Ltd.	536,344	1,830
*	Paladin Energy Ltd.	3,490,160	1,825
	Link Administration Holdings Ltd.	586,751	1,809
	Pro Medicus Ltd.	51,005	1,787
	BWP Trust	590,123	1,778
	Perseus Mining Ltd.	1,498,407	1,778
	Insignia Financial Ltd.	800,917	1,743
	Tabcorp Holdings Ltd.	2,465,045	1,720
	GrainCorp Ltd. Class A	284,280	1,716
	Magellan Financial Group Ltd.	166,497	1,711
	Charter Hall Retail REIT	575,785	1,704
*	Webjet Ltd.	464,390	1,692
*	Core Lithium Ltd.	1,969,924	1,633
	Waypoint REIT Ltd.	885,032	1,630
	Sandfire Resources Ltd. (XASX)	496,225	1,601
	Pendal Group Ltd.	457,852	1,551
	Elders Ltd.	194,271	1,544
	InvoCare Ltd.	197,957	1,536
	Premier Investments Ltd.	102,896	1,530
	Perpetual Ltd.	71,564	1,527
	Ingenia Communities Group	455,588	1,494
	Super Retail Group Ltd.	209,611	1,463
*,3	AVZ Minerals Ltd.	2,673,048	1,457
	Nufarm Ltd.	395,234	1,439
	Deterra Royalties Ltd.	467,442	1,427
	Lifestyle Communities Ltd.	118,502	1,412
	Centuria Industrial REIT	619,258	1,382
	Centuria Capital Group	911,891	1,341
	Arena REIT	393,865	1,337
	Chalice Mining Ltd.	386,482	1,324
	Johns Lyng Group Ltd.	247,058	1,313
	Credit Corp. Group Ltd.	73,525	1,250
	AUB Group Ltd.	89,689	1,230
	Abacus Property Group	592,869	1,225
*	EVENT Hospitality and Entertainment Ltd.	117,710	1,177
	Nickel Mines Ltd.	1,530,986	1,176
	HUB24 Ltd.	67,286	1,162
*	Imugene Ltd.	6,660,268	1,159
*	West African Resources Ltd.	1,231,601	1,147
*	Megaport Ltd.	166,643	1,144
	Charter Hall Social Infrastructure REIT	429,448	1,141
	IPH Ltd.	180,763	1,116
	Gold Road Resources Ltd.	1,101,943	1,077

		Shares	Market Value ($000)
	Adbri Ltd.	601,938	1,073
	Blackmores Ltd.	19,299	1,054
	GUD Holdings Ltd.	169,149	1,047
	Regis Resources Ltd.	841,016	1,042
	Collins Foods Ltd.	142,699	1,040
*	De Grey Mining Ltd.	1,639,459	1,034
*	Silver Lake Resources Ltd.	1,017,352	1,029
	Costa Group Holdings Ltd. (XASX)	566,637	1,027
	Boral Ltd.	500,240	1,019
	Brickworks Ltd.	65,957	975
	Rural Funds Group	498,770	961
*	ioneer Ltd.	2,379,636	944
*	Capricorn Metals Ltd.	342,267	939
	Bega Cheese Ltd.	381,582	934
	Cromwell Property Group	1,554,998	919
	Netwealth Group Ltd.	99,666	905
*	Telix Pharmaceuticals Ltd.	172,708	902
[2]	Coronado Global Resources Inc. GDR	896,323	892
*	Lake Resources NL	1,516,433	875
	Centuria Office REIT	661,027	866
[1]	New Hope Corp. Ltd.	278,339	862
*	Nanosonics Ltd.	253,139	842
	Genworth Mortgage Insurance Australia Ltd.	424,025	840
	Ramelius Resources Ltd.	1,076,674	816
	Codan Ltd.	128,178	785
	Growthpoint Properties Australia Ltd.	292,378	777
	Platinum Asset Management Ltd.	594,501	763
*	Calix Ltd.	170,192	758
*,1	PolyNovo Ltd.	655,227	757
*	Karoon Energy Ltd.	571,581	755
	Hansen Technologies Ltd.	186,082	746
*	Omni Bridgeway Ltd.	252,996	734
	G8 Education Ltd.	979,362	731
*	Syrah Resources Ltd.	693,627	723
	Domain Holdings Australia Ltd.	288,103	721
	Data#3 Ltd.	163,173	711
	Pinnacle Investment Management Group Ltd.	99,802	709
	Tassal Group Ltd.	205,298	707
*	APM Human Services International Ltd.	295,537	687
	United Malt Grp Ltd.	265,762	686
	St. Barbara Ltd.	869,309	685
	Lovisa Holdings Ltd.	54,354	683
	GQG Partners Inc. GDR	673,620	681
*	Mincor Resources NL	495,846	673
*	SiteMinder Ltd.	221,526	662
	Monadelphous Group Ltd.	91,114	661
	Austal Ltd.	336,995	633
*	PEXA Group Ltd.	59,928	613
	NRW Holdings Ltd.	446,307	611
[1]	Clinuvel Pharmaceuticals Ltd.	44,502	590
*	Bellevue Gold Ltd.	988,558	588
	Jumbo Interactive Ltd.	57,338	581
	Kelsian Group Ltd.	132,357	570
*	5E Advanced Materials Inc.	347,905	568
*,1	PointsBet Holdings Ltd.	247,424	561
*	Vulcan Energy Resources Ltd.	101,326	560
	Hotel Property Investments	231,409	549
*,2	Life360 Inc. GDR	169,623	546

		Shares	Market Value ($000)
	Home Consortium Ltd.	143,312	540
	Australian Ethical Investment Ltd.	116,891	537
*	Jervois Global Ltd.	1,836,656	518
*	Eclipx Group Ltd.	277,137	513
*	Judo Capital Holdings Ltd.	548,617	507
	Baby Bunting Group Ltd.	148,688	503
	Imdex Ltd.	391,212	498
*,1	Zip Co. Ltd.	613,074	495
	Appen Ltd.	119,671	491
*	Novonix Ltd.	242,464	490
	Select Harvests Ltd.	148,977	481
	Infomedia Ltd.	426,775	477
	Sigma Healthcare Ltd.	1,059,288	460
*	Aussie Broadband Ltd.	178,882	457
	Australian Clinical Labs Ltd.	122,569	455
	Dexus Industria REIT	213,043	450
*	OFX Group Ltd.	232,625	443
*,1	Mesoblast Ltd.	663,736	436
*	Temple & Webster Group Ltd.	117,324	436
	Integral Diagnostics Ltd.	198,768	431
	McMillan Shakespeare Ltd.	49,417	426
*	Mayne Pharma Group Ltd.	1,778,993	425
	oOh!media Ltd.	483,329	425
	MyState Ltd.	124,369	418
*	Service Stream Ltd.	564,859	417
	SmartGroup Corp. Ltd.	85,971	417
	GWA Group Ltd.	284,175	414
*	Audinate Group Ltd.	62,076	411
[1]	Dicker Data Ltd.	51,580	409
	GDI Property Group	591,218	407
*	Neometals Ltd.	501,419	395
*	nearmap Ltd.	401,646	393
*	Australian Agricultural Co. Ltd.	300,551	390
	Inghams Group Ltd.	183,955	381
	Westgold Resources Ltd.	396,938	362
	Accent Group Ltd.	388,847	359
*	Cooper Energy Ltd.	2,250,937	356
	Praemium Ltd.	791,650	352
	Nick Scali Ltd.	49,214	334
	Australian Finance Group Ltd.	244,738	326
	Estia Health Ltd.	227,759	319
*	Opthea Ltd.	353,692	318
*	Seven West Media Ltd.	944,690	316
*	Alkane Resources Ltd.	554,737	308
	Pact Group Holdings Ltd.	202,727	288
	Perenti Global Ltd.	710,134	287
*	29Metals Ltd.	264,654	281
	Money3 Corp. Ltd.	179,057	278
	Emeco Holdings Ltd.	525,435	272
	Mount Gibson Iron Ltd.	729,086	269
	Bravura Solutions Ltd.	250,852	269
*	City Chic Collective Ltd.	164,145	269
*	Australian Strategic Materials Ltd.	106,962	269
*	Bubs Australia Ltd.	613,405	259
*	Carnarvon Energy Ltd.	1,744,541	257
*	Betmakers Technology Group Ltd.	720,130	256
	Myer Holdings Ltd.	770,082	254
*	Leo Lithium Ltd.	836,392	254

		Shares	Market Value ($000)
*	Aurelia Metals Ltd.	1,297,631	251
*,1	Superloop Ltd.	413,524	245
*	EML Payments Ltd.	319,933	238
*,1	Kogan.com Ltd.	70,421	228
*	Resolute Mining Ltd.	1,149,510	226
	SG Fleet Group Ltd.	119,815	220
*	Andromeda Metals Ltd.	3,008,784	212
	Southern Cross Media Group Ltd.	249,608	210
*	Tyro Payments Ltd.	351,544	206
*	Fineos Corp. Ltd. GDR	144,735	205
	MACA Ltd.	285,913	201
*	Incannex Healthcare Ltd.	1,331,284	193
	Regis Healthcare Ltd.	124,653	189
*	Starpharma Holdings Ltd. Class A	397,323	187
	Jupiter Mines Ltd.	1,264,559	176
	Macmahon Holdings Ltd.	1,732,096	176
	Cedar Woods Properties Ltd.	57,580	169
*,3	Firefinch Ltd.	1,170,950	164
*	Redbubble Ltd.	195,951	163
*,1	Paradigm Biopharmaceuticals Ltd.	200,505	159
	Navigator Global Investments Ltd.	128,537	138
*	Dubber Corp. Ltd.	266,462	131
*	New Century Resources Ltd.	99,542	121
	Humm Group Ltd.	334,630	118
*	Sierra Rutile Holdings Ltd.	493,941	110
*	Nuix Ltd.	216,050	93
*	Dacian Gold Ltd.	1,045,099	84
*,1	Electro Optic Systems Holdings Ltd.	120,473	77
	BWX Ltd.	140,756	67
*,1	AMA Group Ltd.	621,438	67
*,3	Bgp Holdings plc	15,642,708	55
*	PPK Group Ltd.	27,673	53
*	Marley Spoon AG GDR	274,145	51
*	Minerals 260 Ltd.	37,714	7
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	32,581	—
*	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	11,660	—
			1,672,623
China (0.0%)
*,1,3	China Fishery Group Ltd.	754,600	42
Hong Kong (7.1%)
	AIA Group Ltd.	14,062,312	141,279
	Hong Kong Exchanges & Clearing Ltd.	1,478,064	67,829
	CK Hutchison Holdings Ltd.	3,131,559	20,773
	Link REIT	2,444,298	20,469
	Sun Hung Kai Properties Ltd.	1,615,474	19,284
	Techtronic Industries Co. Ltd.	1,509,656	16,752
	CK Asset Holdings Ltd.	2,313,933	16,382
	CLP Holdings Ltd.	1,923,360	16,309
	BOC Hong Kong Holdings Ltd.	4,191,759	15,163
	Galaxy Entertainment Group Ltd.	2,504,062	14,897
	Hang Seng Bank Ltd.	846,552	13,655
	Hong Kong & China Gas Co. Ltd.	12,787,260	13,505
	Jardine Matheson Holdings Ltd.	193,652	10,228
	Power Assets Holdings Ltd.	1,560,707	10,219
	MTR Corp. Ltd.	1,657,686	8,778
	Lenovo Group Ltd.	8,818,000	8,552
	Wharf Real Estate Investment Co. Ltd.	1,832,283	8,156

		Shares	Market Value ($000)
	Hongkong Land Holdings Ltd.	1,344,947	6,991
[2]	WH Group Ltd.	9,187,593	6,958
*	Sands China Ltd.	2,813,936	6,600
	Sino Land Co. Ltd.	4,436,443	6,592
[2]	Budweiser Brewing Co. APAC Ltd.	1,974,500	5,467
	New World Development Co. Ltd.	1,615,539	5,402
	Henderson Land Development Co. Ltd.	1,482,190	5,160
	Wharf Holdings Ltd.	1,390,283	5,084
*,2	ESR Cayman Ltd.	1,948,641	5,067
	Orient Overseas International Ltd.	143,000	4,984
	Xinyi Glass Holdings Ltd.	2,375,640	4,686
	SITC International Holdings Co. Ltd.	1,370,586	4,667
	CK Infrastructure Holdings Ltd.	665,813	4,175
	Chow Tai Fook Jewellery Group Ltd.	2,097,818	4,149
	Want Want China Holdings Ltd.	4,931,220	4,013
	Hang Lung Properties Ltd.	2,076,841	3,789
	Tingyi Cayman Islands Holding Corp.	2,223,900	3,661
	PRADA SpA	600,804	3,468
*,2	Samsonite International SA	1,533,197	3,216
	Swire Pacific Ltd. Class A	547,752	3,120
	ASM Pacific Technology Ltd.	376,236	2,998
	Swire Properties Ltd.	1,252,435	2,984
	PCCW Ltd.	4,996,133	2,674
	Pacific Basin Shipping Ltd.	5,205,236	2,489
	Hysan Development Co. Ltd.	795,571	2,439
[2]	BOC Aviation Ltd.	256,725	2,185
	Minth Group Ltd.	764,783	2,044
	Hang Lung Group Ltd.	1,095,920	1,977
	L'Occitane International SA	540,873	1,845
	NWS Holdings Ltd.	1,849,887	1,835
	Kerry Properties Ltd.	706,590	1,699
*	NagaCorp Ltd.	1,762,972	1,644
[1]	AAC Technologies Holdings Inc.	841,257	1,631
*,1	Vitasoy International Holdings Ltd.	1,080,304	1,628
*	HUTCHMED China Ltd.	612,000	1,548
	Fortune REIT	1,719,996	1,469
	Swire Pacific Ltd. Class B	1,540,686	1,451
	Man Wah Holdings Ltd.	1,817,852	1,423
	Uni-President China Holdings Ltd.	1,516,038	1,387
*	Microport Scientific Corp.	578,219	1,363
	VTech Holdings Ltd.	199,550	1,360
*	Shangri-La Asia Ltd.	1,580,928	1,289
	Bank of East Asia Ltd.	954,932	1,214
	Luk Fook Holdings International Ltd.	496,406	1,212
	Yue Yuen Industrial Holdings Ltd.	906,158	1,204
	HKBN Ltd.	1,066,157	1,184
*	Wynn Macau Ltd.	1,797,229	1,182
	Champion REIT	2,671,900	1,178
	Dairy Farm International Holdings Ltd.	394,001	1,105
	United Energy Group Ltd.	8,916,000	1,025
*	Cathay Pacific Airways Ltd.	982,504	1,018
	First Pacific Co. Ltd.	2,489,939	994
[2]	Js Global Lifestyle Co. Ltd.	781,000	939
*,1	SJM Holdings Ltd.	2,231,639	911
*	MMG Ltd.	3,052,286	903
*	Vobile Group Ltd.	1,743,000	891
*	Theme International Holdings Ltd.	6,350,000	835
	Vinda International Holdings Ltd.	294,000	782

		Shares	Market Value ($000)
*	Cowell e Holdings Inc.	439,000	771
	Lee & Man Paper Manufacturing Ltd.	1,900,000	723
	Nexteer Automotive Group Ltd.	872,211	701
	LK Technology Holdings Ltd.	392,841	686
	Johnson Electric Holdings Ltd.	530,019	678
	Cafe de Coral Holdings Ltd.	442,447	675
	Sunlight REIT	1,344,089	642
[2]	Asiainfo Technologies Ltd.	387,600	618
*	China Travel International Investment Hong Kong Ltd.	3,122,268	589
	Kerry Logistics Network Ltd.	293,111	588
	Huabao International Holdings Ltd.	1,088,071	587
	Towngas Smart Energy Co. Ltd.	1,158,140	552
	Jinchuan Group International Resources Co. Ltd.	5,043,000	540
*	Melco International Development Ltd.	791,274	537
	VSTECS Holdings Ltd.	636,000	486
*,1	Realord Group Holdings Ltd.	382,000	479
	CITIC Telecom International Holdings Ltd.	1,395,470	465
*	OCI International Holdings Ltd.	1,026,600	458
	K Wah International Holdings Ltd.	1,205,843	448
	Shui On Land Ltd.	3,315,066	439
*	MGM China Holdings Ltd.	809,336	435
	Stella International Holdings Ltd.	445,500	434
	Prosperity REIT	1,407,661	430
*,2	Hua Medicine	865,000	424
*	Esprit Holdings Ltd. (XHKG)	2,879,295	422
*	FIH Mobile Ltd.	2,950,581	395
	SUNeVision Holdings Ltd.	570,000	373
	Dah Sing Financial Holdings Ltd.	138,260	363
	IGG Inc.	877,628	352
*	Shun Tak Holdings Ltd.	1,839,370	345
	Truly International Holdings Ltd.	1,535,603	345
	Canvest Environmental Protection Group Co. Ltd.	664,675	343
	EC Healthcare	397,000	341
	Far East Consortium International Ltd.	1,054,493	340
[1]	Hong Kong Technology Venture Co. Ltd.	540,142	337
	Haitong International Securities Group Ltd.	2,721,280	326
	Value Partners Group Ltd.	978,665	325
	China Tobacco International HK Co. Ltd.	215,000	311
	Texhong Textile Group Ltd.	318,500	296
*	Cosmopolitan International Holdings Ltd.	1,920,000	290
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	221,000	285
	Sun Hung Kai & Co. Ltd.	614,182	283
	Vesync Co. Ltd.	415,000	266
	United Laboratories International Holdings Ltd.	489,873	258
	Dah Sing Banking Group Ltd.	334,756	255
	Giordano International Ltd.	1,042,590	246
	Guotai Junan International Holdings Ltd.	2,336,336	235
	Dynam Japan Holdings Co. Ltd.	251,344	231
*,3	Convoy	10,860,141	231
	Chow Sang Sang Holdings International Ltd.	220,922	228
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	409,500	226
	Pou Sheng International Holdings Ltd.	2,053,253	225
*,2	Everest Medicines Ltd.	107,000	222
*,2	Frontage Holdings Corp.	646,000	212
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	494,000	211
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	210
*,1	C-Mer Eye Care Holdings Ltd.	404,000	206
	Asia Cement China Holdings Corp.	414,000	205

		Shares	Market Value ($000)
*,2	Antengene Corp. Ltd.	300,500	199
	Powerlong Real Estate Holdings Ltd.	1,435,000	192
*	Apollo Future Mobility Group Ltd.	4,660,000	187
*,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	218,500	185
	SmarTone Telecommunications Holdings Ltd.	350,235	183
	Singamas Container Holdings Ltd.	1,447,323	176
*	Sa Sa International Holdings Ltd.	1,012,953	168
[2]	Crystal International Group Ltd.	529,500	167
	Pacific Textiles Holdings Ltd.	411,697	164
*,2	FIT Hon Teng Ltd.	976,000	157
	CITIC Resources Holdings Ltd.	2,328,000	146
*	Lifestyle International Holdings Ltd.	421,907	145
*,1	GCL New Energy Holdings Ltd.	7,907,422	144
*	Television Broadcasts Ltd.	278,247	142
	Road King Infrastructure Ltd.	233,814	136
*	Digital Domain Holdings Ltd.	2,372,803	127
*	Chinese Estates Holdings Ltd.	447,000	123
	Texwinca Holdings Ltd.	585,037	108
	Powerlong Commercial Management Holdings Ltd.	179,000	94
[2]	IMAX China Holding Inc.	102,275	91
	CMBC Capital Holdings Ltd.	384,500	89
[1,2]	VPower Group International Holdings Ltd.	832,000	88
	Glory Sun Financial Group Ltd.	16,712,000	70
*,3	Brightoil	2,476,222	63
	Lee's Pharmaceutical Holdings Ltd.	236,812	58
*,3	MH Development NPV	366,000	54
*	Macau Legend Development Ltd.	660,000	29
*	China LNG Group Ltd.	364,632	16
*,3	Agritrade Resources Ltd.	2,330,000	—
			604,043
Japan (55.9%)
	Toyota Motor Corp.	14,108,125	228,990
	Sony Group Corp.	1,433,239	121,579
	Keyence Corp.	228,666	90,630
	Mitsubishi UFJ Financial Group Inc.	14,091,572	79,399
	KDDI Corp.	1,892,466	60,677
	Recruit Holdings Co. Ltd.	1,606,166	60,027
	Shin-Etsu Chemical Co. Ltd.	463,850	59,417
	Tokyo Electron Ltd.	169,384	58,301
	Daiichi Sankyo Co. Ltd.	2,182,247	57,862
	Nintendo Co. Ltd.	122,095	54,598
	Hitachi Ltd.	1,069,228	54,133
	Daikin Industries Ltd.	304,673	53,433
	SoftBank Group Corp.	1,267,170	53,230
	Takeda Pharmaceutical Co. Ltd.	1,743,124	51,144
	Honda Motor Co. Ltd.	1,953,786	50,070
	Sumitomo Mitsui Financial Group Inc.	1,499,588	47,045
	ITOCHU Corp.	1,548,092	45,064
	Tokio Marine Holdings Inc.	731,824	42,841
	Mitsubishi Corp.	1,388,621	41,269
	Hoya Corp.	407,146	40,793
	Mitsui & Co. Ltd.	1,803,557	39,791
	Nippon Telegraph & Telephone Corp.	1,365,486	39,006
	FANUC Corp.	224,968	38,798
	Murata Manufacturing Co. Ltd.	662,579	38,702
	Nidec Corp.	529,366	36,788
	Softbank Corp.	3,169,767	36,650
	Seven & i Holdings Co. Ltd.	897,449	36,580

	Shares	Market Value ($000)
Mizuho Financial Group Inc.	2,948,237	35,162
Fast Retailing Co. Ltd.	57,280	34,688
Oriental Land Co. Ltd.	222,490	33,780
Astellas Pharma Inc.	2,119,101	33,188
Olympus Corp.	1,461,820	31,286
SMC Corp.	62,529	30,817
Fujitsu Ltd.	219,982	29,491
Denso Corp.	516,903	28,272
Canon Inc.	1,159,711	27,436
Terumo Corp.	770,332	26,302
Bridgestone Corp.	658,128	25,671
ORIX Corp.	1,399,111	24,935
Central Japan Railway Co.	212,352	24,866
Japan Tobacco Inc.	1,381,469	24,805
Komatsu Ltd.	1,063,737	24,592
Mitsubishi Electric Corp.	2,276,114	24,023
FUJIFILM Holdings Corp.	409,487	23,391
Kao Corp.	537,325	23,371
Mitsui Fudosan Co. Ltd.	1,043,160	23,314
East Japan Railway Co.	410,245	21,418
Chugai Pharmaceutical Co. Ltd.	759,838	21,346
Kubota Corp.	1,249,805	20,751
Panasonic Corp.	2,476,435	20,446
Toshiba Corp.	492,458	19,978
Dai-ichi Life Holdings Inc.	1,131,295	19,679
Kyocera Corp.	347,792	19,333
Asahi Group Holdings Ltd.	553,454	19,242
Mitsubishi Estate Co. Ltd.	1,289,859	19,156
Shiseido Co. Ltd.	451,038	18,553
Daiwa House Industry Co. Ltd.	744,170	18,387
Sumitomo Corp.	1,302,401	18,312
Japan Post Holdings Co. Ltd.	2,494,821	17,962
Bandai Namco Holdings Inc.	229,343	17,917
Otsuka Holdings Co. Ltd.	490,621	17,526
MS&AD Insurance Group Holdings Inc.	536,368	17,395
Suzuki Motor Corp.	526,147	17,247
M3 Inc.	492,988	17,176
Sompo Holdings Inc.	374,920	16,733
Marubeni Corp.	1,789,943	16,651
Shionogi & Co. Ltd.	322,907	16,562
Aeon Co. Ltd.	814,738	16,431
Unicharm Corp.	448,334	16,240
Sysmex Corp.	224,111	15,690
Shimano Inc.	91,933	15,357
Secom Co. Ltd.	227,997	15,228
Nippon Yusen KK	193,159	15,173
Ajinomoto Co. Inc.	557,034	14,659
Kirin Holdings Co. Ltd.	890,201	14,642
Nippon Steel Corp.	957,216	14,244
Eisai Co. Ltd.	303,834	13,914
Sumitomo Mitsui Trust Holdings Inc.	421,336	13,841
Ono Pharmaceutical Co. Ltd.	492,201	13,840
Nomura Research Institute Ltd.	454,139	13,644
ENEOS Holdings Inc.	3,471,059	13,427
Advantest Corp.	224,449	13,350
Nomura Holdings Inc.	3,468,314	13,233
Obic Co. Ltd.	82,288	13,155
Lasertec Corp.	91,846	13,150

		Shares	Market Value ($000)
	Inpex Corp.	1,146,132	13,137
	TDK Corp.	415,681	13,092
	Kikkoman Corp.	216,699	12,849
	Sumitomo Realty & Development Co. Ltd.	462,420	12,769
	Mitsubishi Heavy Industries Ltd.	337,439	12,530
	Subaru Corp.	714,648	12,436
	Omron Corp.	217,389	12,158
	Sekisui House Ltd.	657,925	11,653
	Asahi Kasei Corp.	1,437,016	11,528
	NEC Corp.	308,559	11,390
	Shimadzu Corp.	317,940	11,312
	NTT Data Corp.	735,757	11,136
	Toyota Industries Corp.	181,072	11,025
*	Renesas Electronics Corp.	1,154,963	11,001
	Nexon Co. Ltd.	480,514	10,909
	Z Holdings Corp.	3,052,488	10,788
	Nitto Denko Corp.	166,447	10,718
	Mitsui OSK Lines Ltd.	385,495	10,571
	Yaskawa Electric Corp.	295,520	10,350
	Resona Holdings Inc.	2,545,713	9,893
	Japan Exchange Group Inc.	618,984	9,842
	West Japan Railway Co.	267,557	9,828
	Sumitomo Electric Industries Ltd.	877,603	9,784
	Tokyo Gas Co. Ltd.	493,734	9,697
	Toray Industries Inc.	1,765,778	9,672
	Nitori Holdings Co. Ltd.	90,537	9,579
	SG Holdings Co. Ltd.	495,400	9,454
	Yakult Honsha Co. Ltd.	152,530	9,289
	Nippon Building Fund Inc.	1,751	9,289
	Nippon Paint Holdings Co. Ltd.	1,179,149	9,014
	Toyota Tsusho Corp.	258,607	8,826
	Chubu Electric Power Co. Inc.	806,302	8,601
	Sumitomo Metal Mining Co. Ltd.	273,463	8,599
	Kansai Electric Power Co. Inc.	847,916	8,597
	Nissan Motor Co. Ltd.	2,255,130	8,576
	MINEBEA MITSUMI Inc.	476,499	8,571
	Dentsu Group Inc.	240,473	8,400
	Mitsubishi Chemical Holdings Corp.	1,476,246	8,302
	MISUMI Group Inc.	328,911	8,183
	Osaka Gas Co. Ltd.	451,365	8,115
	AGC Inc.	217,724	7,937
	Daiwa Securities Group Inc.	1,701,076	7,853
	Yamaha Corp.	184,061	7,851
	Trend Micro Inc.	134,622	7,823
	Nissan Chemical Corp.	152,642	7,805
	TIS Inc.	272,675	7,731
	Daito Trust Construction Co. Ltd.	79,722	7,558
	MEIJI Holdings Co. Ltd.	141,599	7,393
	Hankyu Hanshin Holdings Inc.	252,035	7,311
	Pan Pacific International Holdings Corp.	468,408	7,293
	Rohm Co. Ltd.	98,119	7,281
	Disco Corp.	29,771	7,274
	Kawasaki Kisen Kaisha Ltd.	98,614	7,272
	Daifuku Co. Ltd.	113,664	7,248
	Japan Real Estate Investment Corp.	1,486	7,176
*	Tokyo Electric Power Co. Holdings Inc.	1,818,707	7,157
	Yamaha Motor Co. Ltd.	367,544	7,100
	Idemitsu Kosan Co. Ltd.	271,522	7,061

	Shares	Market Value ($000)
Kintetsu Group Holdings Co. Ltd.	211,754	6,998
Nippon Prologis REIT Inc.	2,670	6,943
Sumitomo Chemical Co. Ltd.	1,757,830	6,908
Tokyu Corp.	562,401	6,896
Makita Corp.	281,615	6,882
T&D Holdings Inc.	605,355	6,851
Yamato Holdings Co. Ltd.	390,100	6,826
Taisei Corp.	213,290	6,805
Kyowa Kirin Co. Ltd.	287,302	6,773
JFE Holdings Inc.	598,804	6,751
Dai Nippon Printing Co. Ltd.	300,980	6,642
Hamamatsu Photonics KK	145,939	6,632
Isuzu Motors Ltd.	603,854	6,623
Konami Holdings Corp.	110,306	6,520
Nomura Real Estate Master Fund Inc.	5,204	6,520
Fuji Electric Co. Ltd.	144,100	6,508
Japan Metropolitan Fund Investment	7,959	6,486
Lixil Corp.	312,502	6,467
GLP J-REIT	4,911	6,459
Aisin Corp.	205,852	6,114
Nissin Foods Holdings Co. Ltd.	83,425	6,042
Capcom Co. Ltd.	213,836	5,944
JSR Corp.	214,368	5,938
Daiwa House REIT Investment Corp.	2,467	5,938
Kajima Corp.	509,842	5,820
Obayashi Corp.	774,329	5,695
Suntory Beverage & Food Ltd.	143,914	5,678
Tobu Railway Co. Ltd.	238,999	5,675
Mazda Motor Corp.	671,632	5,662
Ricoh Co. Ltd.	702,604	5,651
SBI Holdings Inc.	275,872	5,597
TOTO Ltd.	163,166	5,558
TOPPAN Inc.	325,372	5,536
Hirose Electric Co. Ltd.	38,511	5,533
Sekisui Chemical Co. Ltd.	388,860	5,471
MatsukiyoCocokara & Co.	143,249	5,408
Brother Industries Ltd.	285,557	5,349
SUMCO Corp.	378,452	5,296
Kurita Water Industries Ltd.	128,364	5,206
Yokogawa Electric Corp.	292,264	5,183
Odakyu Electric Railway Co. Ltd.	358,956	5,148
Toho Co. Ltd. (XTKS)	129,399	5,139
Keio Corp.	133,725	5,120
Kobayashi Pharmaceutical Co. Ltd.	76,014	5,064
Taiyo Yuden Co. Ltd.	141,681	5,035
NIPPON Experes Holding Inc.	84,251	5,034
CyberAgent Inc.	490,212	4,892
USS Co. Ltd.	248,457	4,875
MonotaRO Co. Ltd.	271,016	4,839
Seiko Epson Corp.	321,313	4,827
Rakuten Group Inc.	962,465	4,771
BayCurrent Consulting Inc.	14,747	4,614
Persol Holdings Co. Ltd.	219,311	4,540
Toyo Suisan Kaisha Ltd.	106,175	4,511
NGK Insulators Ltd.	307,705	4,501
Concordia Financial Group Ltd.	1,322,633	4,500
Azbil Corp.	149,296	4,494
Kobe Bussan Co. Ltd.	157,500	4,490

		Shares	Market Value ($000)
	NGK Spark Plug Co. Ltd.	227,387	4,453
	Orix JREIT Inc.	3,099	4,446
	Koito Manufacturing Co. Ltd.	132,821	4,366
	Mitsui Chemicals Inc.	205,788	4,335
	Nikon Corp.	375,504	4,325
	Keisei Electric Railway Co. Ltd.	157,352	4,314
	Square Enix Holdings Co. Ltd.	92,954	4,313
	Marui Group Co. Ltd.	234,358	4,278
	Tosoh Corp.	327,773	4,273
	Oji Holdings Corp.	1,024,209	4,270
	Ebara Corp.	108,830	4,263
	Sojitz Corp.	280,553	4,263
	Asahi Intecc Co. Ltd.	229,652	4,249
	Nihon M&A Center Holdings Inc.	310,124	4,150
	Nippon Shinyaku Co. Ltd.	65,660	4,064
	Advance Residence Investment Corp.	1,461	4,026
	Chiba Bank Ltd.	720,166	3,995
	Kyushu Railway Co.	188,970	3,962
	Open House Co. Ltd.	89,424	3,901
	Asics Corp.	203,905	3,885
	Hulic Co. Ltd.	484,141	3,883
	Tokyu Fudosan Holdings Corp.	716,119	3,881
	IHI Corp.	147,165	3,880
	United Urban Investment Corp.	3,480	3,794
	Nisshin Seifun Group Inc.	307,005	3,779
	Bank of Kyoto Ltd.	88,535	3,767
	Nagoya Railroad Co. Ltd.	232,450	3,747
	Haseko Corp.	307,691	3,746
	Japan Post Bank Co. Ltd.	467,503	3,740
	Japan Post Insurance Co. Ltd.	230,976	3,734
	Otsuka Corp.	119,574	3,729
	Ibiden Co. Ltd.	125,179	3,694
	GMO Payment Gateway Inc.	44,092	3,664
	Hoshizaki Corp.	121,912	3,637
	Mitsubishi HC Capital Inc. (XTKS)	735,729	3,565
*	Hitachi Metals Ltd.	231,086	3,553
	Showa Denko KK	211,766	3,551
	Shizuoka Bank Ltd.	581,399	3,518
	Shimizu Corp.	620,048	3,515
	Kyushu Electric Power Co. Inc.	533,878	3,490
	NH Foods Ltd.	114,960	3,483
	Lion Corp.	300,421	3,459
	Tokyo Tatemono Co. Ltd.	234,839	3,459
	Kawasaki Heavy Industries Ltd.	176,055	3,458
	Santen Pharmaceutical Co. Ltd.	423,807	3,433
	Fukuoka Financial Group Inc.	192,826	3,418
	Rohto Pharmaceutical Co. Ltd.	113,947	3,415
	Keikyu Corp.	301,404	3,348
	Ito En Ltd.	70,734	3,333
	Electric Power Development Co. Ltd.	197,408	3,331
	Japan Prime Realty Investment Corp.	1,082	3,304
*	ANA Holdings Inc.	176,701	3,299
	Yamada Denki Co. Ltd.	912,973	3,296
	Kuraray Co. Ltd.	406,167	3,269
	Isetan Mitsukoshi Holdings Ltd.	408,313	3,269
	Kansai Paint Co. Ltd.	226,486	3,257
	NOF Corp.	82,072	3,247
	Skylark Holdings Co. Ltd.	272,167	3,247

		Shares	Market Value ($000)
	Nomura Real Estate Holdings Inc.	133,120	3,229
	Koei Tecmo Holdings Co. Ltd.	92,443	3,227
	Kakaku.com Inc.	162,069	3,174
	Stanley Electric Co. Ltd.	179,249	3,150
	Nabtesco Corp.	131,221	3,145
	Nippon Accommodations Fund Inc.	601	3,140
	JGC Holdings Corp.	252,814	3,109
	Aozora Bank Ltd.	148,021	3,094
	Zensho Holdings Co. Ltd.	116,470	3,084
	Industrial & Infrastructure Fund Investment Corp.	2,211	3,074
	Tohoku Electric Power Co. Inc.	553,840	3,066
	Mitsubishi Gas Chemical Co. Inc.	210,690	3,063
	Sega Sammy Holdings Inc.	177,267	3,044
	Sumitomo Heavy Industries Ltd.	132,203	3,025
	Amada Co. Ltd.	374,469	3,023
	Sekisui House REIT Inc.	4,823	3,021
	Itochu Techno-Solutions Corp.	112,414	3,013
	SCREEN Holdings Co. Ltd.	41,317	2,990
	Hakuhodo DY Holdings Inc.	288,543	2,968
	Keihan Holdings Co. Ltd.	117,643	2,935
	NSK Ltd.	522,610	2,927
*	Japan Airlines Co. Ltd.	167,641	2,904
	TechnoPro Holdings Inc.	124,523	2,894
	Rinnai Corp.	37,636	2,861
	THK Co. Ltd.	133,699	2,836
	Internet Initiative Japan Inc.	69,546	2,824
	Air Water Inc.	208,969	2,813
	Activia Properties Inc.	896	2,809
	Alfresa Holdings Corp.	210,400	2,808
	Miura Co. Ltd.	116,443	2,807
	LaSalle Logiport REIT	2,130	2,807
	Nippon Sanso Holdings Corp.	164,832	2,779
	SCSK Corp.	157,215	2,769
	Japan Hotel REIT Investment Corp.	5,318	2,760
	Hitachi Construction Machinery Co. Ltd.	123,937	2,734
	Iwatani Corp.	65,211	2,733
	Kose Corp.	30,566	2,728
	Tokyo Century Corp.	77,083	2,726
	Cosmo Energy Holdings Co. Ltd.	89,709	2,721
	ZOZO Inc.	125,768	2,717
	Ryohin Keikaku Co. Ltd.	270,800	2,688
	SHO-BOND Holdings Co. Ltd.	60,386	2,672
*	Japan Airport Terminal Co. Ltd.	67,683	2,653
	Denka Co. Ltd.	101,971	2,644
	Mitsui Fudosan Logistics Park Inc.	673	2,643
	Sanwa Holdings Corp.	244,574	2,642
	COMSYS Holdings Corp.	131,091	2,634
	Iida Group Holdings Co. Ltd.	160,038	2,620
	Welcia Holdings Co. Ltd.	116,864	2,610
	Kadokawa Corp.	107,188	2,603
	Horiba Ltd.	52,720	2,599
	Sumitomo Forestry Co. Ltd.	167,086	2,594
	Hikari Tsushin Inc.	23,495	2,589
	Nankai Electric Railway Co. Ltd.	129,790	2,564
	Casio Computer Co. Ltd.	261,560	2,559
*	Mitsubishi Motors Corp.	732,991	2,554
	Toho Gas Co. Ltd.	105,782	2,547
	Frontier Real Estate Investment Corp.	623	2,539

		Shares	Market Value ($000)
	Jeol Ltd.	55,624	2,529
	Alps Alpine Co. Ltd.	242,420	2,523
	Suzuken Co. Ltd.	90,793	2,509
	Japan Logistics Fund Inc.	1,042	2,504
	Medipal Holdings Corp.	165,451	2,496
	Seibu Holdings Inc.	244,904	2,476
	J Front Retailing Co. Ltd.	290,438	2,445
	Teijin Ltd.	227,106	2,406
	Mitsubishi Materials Corp.	158,268	2,394
	Nifco Inc.	98,610	2,393
	Mebuki Financial Group Inc.	1,185,370	2,392
	AEON REIT Investment Corp.	2,019	2,368
	Credit Saison Co. Ltd.	185,325	2,367
	Goldwin Inc.	37,832	2,360
	Kamigumi Co. Ltd.	115,985	2,358
	Taisho Pharmaceutical Holdings Co. Ltd.	59,110	2,354
	Ulvac Inc.	62,075	2,344
	Sohgo Security Services Co. Ltd.	83,189	2,331
	Chugoku Electric Power Co. Inc.	351,467	2,297
	Food & Life Cos. Ltd.	117,768	2,295
	Yokohama Rubber Co. Ltd.	156,612	2,294
	Shimamura Co. Ltd.	23,751	2,278
	Hisamitsu Pharmaceutical Co. Inc.	87,303	2,277
	NET One Systems Co. Ltd.	97,412	2,269
	Nichirei Corp.	126,701	2,261
	INFRONEER Holdings Inc.	304,095	2,232
	Hitachi Transport System Ltd.	33,999	2,214
	Kagome Co. Ltd.	93,534	2,212
	Lawson Inc.	62,271	2,208
	Tsuruha Holdings Inc.	38,731	2,207
	Zenkoku Hosho Co. Ltd.	64,365	2,190
	Daiwa Securities Living Investments Corp.	2,309	2,181
*	Park24 Co. Ltd.	155,112	2,180
	Dowa Holdings Co. Ltd.	60,029	2,177
	Oracle Corp. Japan	34,817	2,171
	Mori Hills REIT Investment Corp.	1,861	2,139
	Mitsubishi Logistics Corp.	79,400	2,130
	Kenedix Office Investment Corp.	396	2,129
	Kewpie Corp.	121,074	2,103
	Mitsubishi Estate Logistics REIT Investment Corp.	585	2,097
	ADEKA Corp.	115,838	2,095
	Nagase & Co. Ltd.	138,885	2,089
	Relo Group Inc.	125,016	2,076
	Shinko Electric Industries Co. Ltd.	80,593	2,076
	Hachijuni Bank Ltd.	557,106	2,074
	EXEO Group Inc.	122,684	2,056
	Sankyu Inc.	61,968	2,055
	Anritsu Corp.	167,353	2,045
	Fujitec Co. Ltd.	94,940	2,038
	Tokyo Ohka Kogyo Co. Ltd.	39,216	2,033
	Daicel Corp.	317,479	2,020
	Taiheiyo Cement Corp.	134,636	2,020
	Comforia Residential REIT Inc.	797	2,013
	JTEKT Corp.	271,410	2,012
	Toyo Seikan Group Holdings Ltd.	174,231	2,006
	Nihon Kohden Corp.	89,551	2,004
	Cosmos Pharmaceutical Corp.	18,626	2,003
	Kenedix Residential Next Investment Corp.	1,185	1,992

		Shares	Market Value ($000)
	Ushio Inc.	143,837	1,989
	Nishi-Nippon Railroad Co. Ltd.	90,047	1,987
	Ezaki Glico Co. Ltd.	67,858	1,983
	Kaneka Corp.	72,930	1,976
	Tsumura & Co.	83,865	1,968
	Hulic REIT Inc.	1,572	1,968
	K's Holdings Corp	193,160	1,950
	Coca-Cola Bottlers Japan Holdings Inc.	170,899	1,948
	Sumitomo Rubber Industries Ltd.	216,045	1,948
	Fujikura Ltd.	320,322	1,936
	Konica Minolta Inc.	544,241	1,930
	Calbee Inc.	89,450	1,920
	Mabuchi Motor Co. Ltd.	66,861	1,916
	Nippon Electric Glass Co. Ltd.	95,164	1,895
	NTT UD REIT Investment Corp.	1,654	1,895
	Yamazaki Baking Co. Ltd.	156,241	1,886
	House Foods Group Inc.	87,654	1,885
	Tokai Carbon Co. Ltd.	232,586	1,880
	Sankyo Co. Ltd.	59,678	1,877
	Sundrug Co. Ltd.	79,993	1,876
	Penta-Ocean Construction Co. Ltd.	339,175	1,864
	Sharp Corp.	229,815	1,850
	Pigeon Corp.	126,595	1,844
	Invincible Investment Corp.	5,858	1,843
	Iyo Bank Ltd.	378,925	1,838
	Nippon Gas Co. Ltd.	121,951	1,831
	Ube Industries Ltd.	115,900	1,815
	Japan Steel Works Ltd.	78,081	1,809
*	SHIFT Inc.	11,500	1,807
	Takashimaya Co. Ltd.	167,757	1,802
	Tokyo Seimitsu Co. Ltd.	51,521	1,790
	Ain Holdings Inc.	30,907	1,781
	Ship Healthcare Holdings Inc.	93,210	1,781
	DIC Corp.	95,819	1,772
	Daiseki Co. Ltd.	59,584	1,771
	DMG Mori Co. Ltd.	131,724	1,769
	Zeon Corp.	174,114	1,768
	Kobe Steel Ltd.	379,906	1,766
	Aeon Mall Co. Ltd.	138,301	1,765
	Hirogin Holdings Inc.	380,826	1,759
	OKUMA Corp.	44,740	1,758
	Amano Corp.	89,980	1,731
	Sawai Group Holdings Co. Ltd.	53,348	1,731
	Meitec Corp.	91,743	1,729
	Morinaga & Co. Ltd.	55,010	1,729
	Topcon Corp.	122,014	1,725
	Nippon Kayaku Co. Ltd.	204,618	1,722
	Sotetsu Holdings Inc.	96,838	1,712
	Sapporo Holdings Ltd.	76,408	1,711
	Kinden Corp.	144,621	1,707
	Sugi Holdings Co. Ltd.	37,531	1,693
	NSD Co. Ltd.	90,152	1,693
	Nihon Unisys Ltd.	78,999	1,686
	Maruichi Steel Tube Ltd.	76,127	1,685
	Hino Motors Ltd.	322,156	1,674
	Daiwabo Holdings Co. Ltd.	116,280	1,669
	Dexerials Corp.	61,680	1,665
	Toyo Tire Corp.	122,830	1,651

		Shares	Market Value ($000)
	Menicon Co. Ltd.	65,484	1,651
	Sanrio Co. Ltd.	71,576	1,650
	Takara Holdings Inc.	203,979	1,650
	GS Yuasa Corp.	90,238	1,648
[1]	Bic Camera Inc.	189,393	1,647
	Mitsui Mining & Smelting Co. Ltd.	68,645	1,644
	Resorttrust Inc.	98,994	1,628
	AEON Financial Service Co. Ltd.	148,631	1,627
	Morinaga Milk Industry Co. Ltd.	44,113	1,627
	Mitsui High-Tec Inc.	24,188	1,625
	DeNA Co. Ltd.	109,735	1,621
	Yamaguchi Financial Group Inc.	286,404	1,621
	Katitas Co. Ltd.	63,400	1,596
	Fancl Corp.	83,668	1,595
	H.U. Group Holdings Inc.	66,442	1,592
	Yoshinoya Holdings Co. Ltd.	82,002	1,590
	Rakus Co. Ltd	112,401	1,590
	Daiichikosho Co. Ltd.	56,007	1,589
	Chugoku Bank Ltd.	217,801	1,584
	Seven Bank Ltd.	796,672	1,581
	Sumitomo Dainippon Pharma Co. Ltd.	200,262	1,568
	Aica Kogyo Co. Ltd.	67,255	1,558
	Kenedix Retail REIT Corp.	724	1,552
	SMS Co. Ltd.	64,468	1,550
	Fuji Corp.	98,536	1,527
	Benesse Holdings Inc.	84,218	1,518
	Kureha Corp.	19,926	1,515
	Japan Excellent Inc.	1,583	1,506
*	Money Forward Inc.	57,901	1,501
	Daido Steel Co. Ltd.	49,845	1,488
	Toda Corp.	276,220	1,482
	Gunma Bank Ltd.	514,672	1,477
	Sumitomo Bakelite Co. Ltd.	45,550	1,474
	Fujitsu General Ltd.	68,840	1,468
	Colowide Co. Ltd.	99,937	1,466
	Nippon Suisan Kaisha Ltd.	324,575	1,461
	Kokuyo Co. Ltd.	109,507	1,460
	Nisshinbo Holdings Inc.	183,311	1,460
	Rengo Co. Ltd.	248,826	1,455
	Kyushu Financial Group Inc.	491,791	1,453
	Asahi Holdings Inc.	94,116	1,436
	Daiwa Office Investment Corp.	283	1,436
	Hazama Ando Corp.	211,659	1,425
	DTS Corp.	55,712	1,415
	Pilot Corp.	36,984	1,414
	Citizen Watch Co. Ltd.	321,881	1,411
	GMO internet Inc.	71,712	1,409
	Tomy Co. Ltd.	126,186	1,398
	Tokyu REIT Inc.	956	1,398
	Canon Marketing Japan Inc.	59,389	1,395
	Fuji Soft Inc.	22,903	1,394
	Toyoda Gosei Co. Ltd.	88,359	1,394
	Mizuho Leasing Co. Ltd.	55,966	1,393
	Nippon Shokubai Co. Ltd.	35,452	1,388
	Heiwa Real Estate REIT Inc.	1,238	1,386
	Kaken Pharmaceutical Co. Ltd.	47,439	1,385
	NHK Spring Co. Ltd.	200,241	1,365
	Shiga Bank Ltd.	66,964	1,363

		Shares	Market Value ($000)
*	PeptiDream Inc.	108,130	1,354
	Inaba Denki Sangyo Co. Ltd.	64,560	1,346
	TS Tech Co. Ltd.	117,422	1,339
	Hitachi Zosen Corp.	213,734	1,338
	NOK Corp.	148,829	1,336
	JCR Pharmaceuticals Co. Ltd.	71,832	1,335
	Digital Garage Inc.	45,748	1,329
	Furukawa Electric Co. Ltd.	75,573	1,321
	Duskin Co. Ltd.	58,295	1,315
	Nikkon Holdings Co. Ltd.	71,353	1,312
	Nippon Soda Co. Ltd.	41,472	1,311
	Jafco Co. Ltd.	96,265	1,309
	Sakata Seed Corp.	35,750	1,300
	OSG Corp.	94,397	1,296
	Izumi Co. Ltd.	55,215	1,294
	Toagosei Co. Ltd.	165,914	1,288
	Fuyo General Lease Co. Ltd.	20,811	1,281
	Macnica Fuji Electronics Holdings Inc.	62,559	1,277
	As One Corp.	26,884	1,276
	Nichias Corp.	71,139	1,269
	NIPPON REIT Investment Corp.	448	1,262
	Seino Holdings Co. Ltd.	151,910	1,260
	Yamato Kogyo Co. Ltd.	36,754	1,257
	77 Bank Ltd.	93,470	1,249
	Hoshino Resorts REIT Inc.	254	1,244
	Mirait Holdings Corp.	99,538	1,243
	Tokuyama Corp.	91,782	1,241
	ABC-Mart Inc.	28,866	1,222
	Mori Trust Sogo REIT Inc.	1,092	1,207
	Benefit One Inc.	73,780	1,198
	Outsourcing Inc.	132,330	1,190
	Kyoritsu Maintenance Co. Ltd.	30,488	1,174
	Shinsei Bank Ltd.	77,435	1,171
	Pola Orbis Holdings Inc.	94,952	1,164
	Kanematsu Corp.	111,314	1,160
	Justsystems Corp.	37,342	1,153
*	RENOVA Inc.	60,700	1,148
	Tsubakimoto Chain Co.	48,044	1,144
	Shoei Co. Ltd.	26,600	1,142
	Fukuoka REIT Corp.	880	1,142
	Wacom Co. Ltd.	173,831	1,140
	Maruwa Co. Ltd.	8,862	1,139
	Lintec Corp.	64,667	1,137
	Hokuhoku Financial Group Inc.	175,905	1,137
	Hanwa Co. Ltd.	51,929	1,136
	Nishi-Nippon Financial Holdings Inc.	202,942	1,132
	Toei Co. Ltd.	7,868	1,129
	Wacoal Holdings Corp.	69,567	1,128
	Acom Co. Ltd.	448,926	1,123
*	Shochiku Co. Ltd.	11,656	1,122
	Toho Holdings Co. Ltd.	73,060	1,119
	TOKAI Holdings Corp.	167,575	1,118
	Okumura Corp.	50,185	1,116
	Toyota Boshoku Corp.	74,826	1,106
	Kumagai Gumi Co. Ltd.	51,737	1,101
	Daishi Hokuetsu Financial Group Inc.	56,748	1,095
	Descente Ltd.	51,288	1,094
	Yaoko Co. Ltd.	22,501	1,094

		Shares	Market Value ($000)
	NEC Networks & System Integration Corp.	79,185	1,093
	Glory Ltd.	65,443	1,087
	Kiyo Bank Ltd.	99,000	1,087
	Heiwa Real Estate Co. Ltd.	35,835	1,079
	DCM Holdings Co. Ltd.	137,662	1,077
	Tadano Ltd.	147,866	1,075
	FP Corp.	47,686	1,074
	Kotobuki Spirits Co. Ltd.	19,613	1,072
	EDION Corp.	113,757	1,072
	Sangetsu Corp.	89,005	1,072
	Daio Paper Corp.	99,966	1,070
	Shikoku Electric Power Co. Inc.	180,925	1,069
	OBIC Business Consultants Co. Ltd.	31,306	1,068
	Central Glass Co. Ltd.	43,316	1,067
	NS Solutions Corp.	36,148	1,064
	Nipro Corp.	119,948	1,052
	Nihon Parkerizing Co. Ltd.	144,851	1,044
	Hankyu Hanshin REIT Inc.	902	1,040
	PALTAC Corp.	33,152	1,039
	Heiwa Corp.	65,656	1,025
	Japan Elevator Service Holdings Co. Ltd.	85,400	1,022
	CKD Corp.	71,745	1,019
	Takara Bio Inc.	62,786	1,015
	Mochida Pharmaceutical Co. Ltd.	40,980	1,006
	Sumitomo Osaka Cement Co. Ltd.	38,026	1,005
	Fuji Oil Holdings Inc.	58,390	996
	Takuma Co. Ltd.	93,752	992
*	NTN Corp.	528,017	980
	Toshiba TEC Corp.	29,687	980
	Maruha Nichiro Corp.	52,232	975
	Systena Corp.	283,520	972
	Takasago Thermal Engineering Co. Ltd.	76,098	968
	Toyobo Co. Ltd.	124,492	968
	Fujimi Inc.	21,610	963
	Inabata & Co. Ltd.	52,798	958
	KH Neochem Co. Ltd.	50,037	956
	Aiful Corp.	325,542	955
	Mani Inc.	80,615	955
	Takeuchi Manufacturing Co. Ltd.	49,241	952
	Toridoll Holdings Corp.	48,900	950
	Infomart Corp.	266,432	940
	Nippon Light Metal Holdings Co. Ltd.	78,634	940
	Japan Petroleum Exploration Co. Ltd.	35,537	938
	Nippon Paper Industries Co. Ltd.	127,309	923
	Mixi Inc.	52,242	920
	Information Services International-Dentsu Ltd.	26,892	904
	Kumiai Chemical Industry Co. Ltd.	119,737	896
	Japan Aviation Electronics Industry Ltd.	52,291	893
	Nishimatsu Construction Co. Ltd.	29,721	890
	Kyudenko Corp.	40,818	888
	Itoham Yonekyu Holdings Inc.	175,036	877
	Japan Material Co. Ltd.	59,036	876
	Meidensha Corp.	56,415	873
	San-In Godo Bank Ltd.	170,798	868
	Transcosmos Inc.	30,577	868
*	Sansan Inc.	86,085	866
	Nextage Co. Ltd.	38,900	860
	Global One Real Estate Investment Corp.	1,038	857

		Shares	Market Value ($000)
	Tokyo Steel Manufacturing Co. Ltd.	83,249	856
	Create Restaurants Holdings Inc.	112,376	856
*,1	W-Scope Corp.	60,483	854
	Sumitomo Warehouse Co. Ltd.	53,836	850
	CRE Logistics REIT Inc.	555	849
	Makino Milling Machine Co. Ltd.	24,913	848
	Valor Holdings Co. Ltd.	59,325	837
	Fuji Kyuko Co. Ltd.	27,093	831
	Milbon Co. Ltd.	20,514	827
	Hokkoku Financial Holdings Inc.	23,484	818
	Ichigo Office REIT Investment Corp.	1,268	815
	Ariake Japan Co. Ltd.	20,417	814
	Mirai Corp.	2,141	814
	Taiyo Holdings Co. Ltd.	37,140	801
	SOSiLA Logistics REIT Inc.	691	798
	Okamura Corp.	79,823	797
	H2O Retailing Corp.	105,800	796
	Trusco Nakayama Corp.	55,418	789
	Itochu Advance Logistics Investment Corp.	683	787
	Sanken Electric Co. Ltd.	20,396	786
	Monex Group Inc.	222,818	786
	BeNext-Yumeshin Group Co.	65,474	786
	Prima Meat Packers Ltd.	45,765	780
	Raito Kogyo Co. Ltd.	52,688	777
	Paramount Bed Holdings Co. Ltd.	41,922	777
	Kissei Pharmaceutical Co. Ltd.	36,252	769
	Kusuri no Aoki Holdings Co. Ltd.	18,326	762
	MOS Food Services Inc.	29,486	758
	Oki Electric Industry Co. Ltd.	131,110	758
	Starts Proceed Investment Corp.	391	757
	Juroku Financial Group Inc.	40,237	755
	Nojima Corp.	34,350	753
	Hokuetsu Corp.	142,556	752
	Hokuriku Electric Power Co.	183,842	749
	TKC Corp.	28,464	748
	Starts Corp. Inc.	34,360	746
	Round One Corp.	66,101	745
	Daihen Corp.	23,607	744
	Sanki Engineering Co. Ltd.	59,398	740
	Star Asia Investment Corp.	1,651	738
	Hokkaido Electric Power Co. Inc.	190,470	732
	Joyful Honda Co. Ltd.	61,614	729
	Seiren Co. Ltd.	47,682	728
	Senko Group Holdings Co. Ltd.	104,510	723
	Tokai Tokyo Financial Holdings Inc.	254,834	722
	Taikisha Ltd.	28,967	717
	Jaccs Co. Ltd.	24,884	712
	Fuji Co. Ltd.	43,416	710
[1]	Royal Holdings Co. Ltd.	43,779	710
	Kandenko Co. Ltd.	114,114	708
	GungHo Online Entertainment Inc.	36,234	707
	Nippon Steel Trading Corp.	17,935	697
	Tokai Rika Co. Ltd.	63,270	696
	Noevir Holdings Co. Ltd.	15,627	694
	ZERIA Pharmaceutical Co. Ltd.	42,105	693
	Nichicon Corp.	72,014	691
	Fukuyama Transporting Co. Ltd.	29,545	690
	Kohnan Shoji Co. Ltd.	24,377	684

		Shares	Market Value ($000)
	Optex Group Co. Ltd.	43,868	683
	Autobacs Seven Co. Ltd.	64,414	679
*	euglena Co. Ltd.	96,608	679
*,1	HIS Co. Ltd.	44,648	677
	Rorze Corp.	10,456	673
	Matsui Securities Co. Ltd.	111,123	672
*	Japan Display Inc.	1,397,339	671
	Earth Corp.	16,539	664
	eGuarantee Inc.	37,600	660
	Megmilk Snow Brand Co. Ltd.	47,106	656
	eRex Co. Ltd.	35,961	651
	Japan Wool Textile Co. Ltd.	83,200	649
	ASKUL Corp.	48,910	645
	Nagawa Co. Ltd.	10,400	643
	Nishimatsuya Chain Co. Ltd.	51,980	642
	Arcs Co. Ltd.	40,041	638
	Nippn Corp.	52,163	629
	Dip Corp.	23,406	629
	Fuji Seal International Inc.	54,103	627
	Awa Bank Ltd.	41,023	620
	Hosiden Corp.	55,134	614
	Saizeriya Co. Ltd.	29,981	609
	Nomura Co. Ltd.	91,540	608
	Funai Soken Holdings Inc.	34,456	607
	Nachi-Fujikoshi Corp.	21,713	605
	BML Inc.	20,303	600
	UT Group Co. Ltd.	30,700	598
[1]	Snow Peak Inc.	29,700	597
	Meiko Electronics Co. Ltd.	24,718	596
	Toyo Ink SC Holdings Co. Ltd.	40,822	595
	Riken Keiki Co. Ltd.	19,020	593
	Seiko Holdings Corp.	26,693	589
	Comture Corp.	26,100	589
	Nichiha Corp.	28,468	588
	Tocalo Co. Ltd.	61,156	588
	KYB Corp.	25,127	584
	Sumitomo Mitsui Construction Co. Ltd.	171,932	584
	Fuso Chemical Co. Ltd.	22,612	580
	Idec Corp.	25,879	577
	Nanto Bank Ltd.	37,921	577
	Suruga Bank Ltd.	205,883	577
	Towa Pharmaceutical Co. Ltd.	30,180	574
	JCU Corp.	21,398	574
	Kanamoto Co. Ltd.	37,175	572
	Elecom Co. Ltd.	44,422	568
	Japan Lifeline Co. Ltd.	75,708	565
	Ichibanya Co. Ltd.	15,824	565
	Komeri Co. Ltd.	28,070	565
	Star Micronics Co. Ltd.	43,443	563
	Zojirushi Corp.	50,698	563
	Procrea Holdings Inc.	36,410	560
	Nippon Densetsu Kogyo Co. Ltd.	41,038	559
	Ogaki Kyoritsu Bank Ltd.	42,619	558
	Digital Arts Inc.	11,256	557
	Orient Corp.	547,945	557
	Samty Residential Investment Corp.	584	557
	Ohsho Food Service Corp.	10,550	553
	Japan Securities Finance Co. Ltd.	88,981	552

		Shares	Market Value ($000)
	Toho Titanium Co. Ltd.	32,750	552
	Nisshin Oillio Group Ltd.	22,490	548
	Maxell Ltd.	51,702	541
	Hogy Medical Co. Ltd.	20,496	540
	KYORIN Holdings Inc.	39,787	540
[1]	Gree Inc.	84,739	540
	S-Pool Inc.	65,260	540
	San-A Co. Ltd.	17,116	538
	Eizo Corp.	19,210	537
	Bank of the Ryukyus Ltd.	87,742	532
	Nissin Electric Co. Ltd.	45,990	528
	Daiho Corp.	16,324	525
	Kato Sangyo Co. Ltd.	21,099	523
	KOMEDA Holdings Co. Ltd.	30,358	520
	Nitto Kogyo Corp.	26,677	519
	Tri Chemical Laboratories Inc.	30,500	519
	Nitto Boseki Co. Ltd.	28,369	516
	Mitsubishi Pencil Co. Ltd.	48,092	512
[1]	Change Inc.	33,700	510
*	Leopalace21 Corp.	242,676	509
	Eiken Chemical Co. Ltd.	34,156	505
	Hyakugo Bank Ltd.	205,838	505
	Shibaura Machine Co. Ltd.	23,593	505
	Mitsui-Soko Holdings Co. Ltd.	21,600	504
	Organo Corp.	7,193	503
	Max Co. Ltd.	39,118	501
	Heiwado Co. Ltd.	33,262	500
	Okinawa Electric Power Co. Inc.	49,344	500
	Sanyo Chemical Industries Ltd.	13,852	500
	en japan Inc.	31,700	498
	Create SD Holdings Co. Ltd.	21,499	498
	Mitsuboshi Belting Ltd.	20,501	497
	T Hasegawa Co. Ltd.	21,599	495
	Aeon Hokkaido Corp.	62,300	495
	Maeda Kosen Co. Ltd.	21,100	493
	One REIT Inc.	237	493
	UACJ Corp.	28,969	491
	Mandom Corp.	40,027	489
	Takara Leben Real Estate Investment Corp.	562	489
	Musashi Seimitsu Industry Co. Ltd.	45,404	488
	Totetsu Kogyo Co. Ltd.	27,270	488
*	Chiyoda Corp.	158,308	487
	Musashino Bank Ltd.	36,551	487
	Yodogawa Steel Works Ltd.	27,070	486
	Takara Standard Co. Ltd.	48,381	484
	Toyo Construction Co. Ltd.	74,170	484
	Nissha Co. Ltd.	40,928	482
	Kura Sushi Inc.	19,810	481
	Showa Sangyo Co. Ltd.	25,186	479
	North Pacific Bank Ltd.	278,193	479
	Okasan Securities Group Inc.	186,256	476
	Strike Co. Ltd.	16,130	474
	Shima Seiki Manufacturing Ltd.	28,168	472
	Osaka Soda Co. Ltd.	18,419	471
	JINS Holdings Inc.	16,430	470
	Iriso Electronics Co. Ltd.	20,807	468
	Kameda Seika Co. Ltd.	13,138	466
	SKY Perfect JSAT Holdings Inc.	111,330	466

		Shares	Market Value ($000)
	Hioki EE Corp.	9,259	465
	Token Corp.	6,966	465
	MCJ Co. Ltd.	65,208	463
	Maruwa Unyu Kikan Co. Ltd.	40,288	462
	Noritz Corp.	41,141	461
	TBS Holdings Inc.	35,937	460
	Iino Kaiun Kaisha Ltd.	85,795	458
	PHC Holdings Corp.	37,200	456
	Future Corp.	37,532	455
	Gunze Ltd.	15,622	455
	Morita Holdings Corp.	44,916	455
	United Super Markets Holdings Inc.	55,735	451
	Okinawa Financial Group Inc.	26,780	450
	Koa Corp.	27,869	449
	Simplex Holdings Inc.	30,100	449
	Megachips Corp.	17,817	446
	Financial Products Group Co. Ltd.	57,118	446
	Ichigo Inc.	197,243	445
	Mitsubishi Logisnext Co. Ltd.	66,861	445
	Yokogawa Bridge Holdings Corp.	30,759	445
	Yamazen Corp.	58,692	444
	Insource Co. Ltd.	21,000	444
	Ai Holdings Corp.	34,936	442
	Nippon Signal Co. Ltd.	59,421	439
	Tokyotokeiba Co. Ltd.	14,130	438
	Noritake Co. Ltd.	13,640	437
	FCC Co. Ltd.	40,838	435
	Prestige International Inc.	83,506	435
	San-Ai Oil Co. Ltd.	53,942	434
	Kitz Corp.	81,488	430
	Shinmaywa Industries Ltd.	53,729	430
	Tokyo Kiraboshi Financial Group Inc.	25,965	428
	Base Co. Ltd.	9,300	428
	Kaga Electronics Co. Ltd.	17,218	420
	Mitsubishi Shokuhin Co. Ltd.	16,135	420
	Hyakujushi Bank Ltd.	32,678	418
	S Foods Inc.	18,136	417
[1]	SAMTY Co. Ltd.	26,900	417
	Monogatari Corp.	9,442	416
	Riso Kagaku Corp.	22,683	415
*	Net Protections Holdings Inc.	87,500	413
	Shizuoka Gas Co. Ltd.	58,038	412
	MARUKA FURUSATO Corp.	18,900	411
*	Raksul Inc.	24,700	410
	Tsugami Corp.	44,462	409
	Fujibo Holdings Inc.	15,549	408
*	M&A Capital Partners Co. Ltd.	14,544	408
	Anicom Holdings Inc.	79,336	407
	Mori Trust Hotel REIT Inc.	422	406
	Sodick Co. Ltd.	64,514	404
	Hiday Hidaka Corp.	24,749	402
	Senshu Ikeda Holdings Inc.	258,164	402
	Bunka Shutter Co. Ltd.	51,648	401
	Yuasa Trading Co. Ltd.	14,726	400
	TRE Holdings Corp.	34,200	400
	Okamoto Industries Inc.	13,431	399
	Roland Corp.	12,300	399
	Arata Corp.	12,849	397

		Shares	Market Value ($000)
	Ryosan Co. Ltd.	23,578	397
	Fujimori Kogyo Co. Ltd.	14,830	396
	Raiznext Corp.	42,823	394
*,1	OSAKA Titanium Technologies Co. Ltd.	18,814	393
	Nitta Corp.	17,811	392
	Keiyo Bank Ltd.	109,753	391
	Yokowo Co. Ltd.	26,240	388
	ValueCommerce Co. Ltd.	18,600	387
	Retail Partners Co. Ltd.	42,200	386
	Life Corp.	19,710	382
	Shibuya Corp.	20,404	382
	Bell System24 Holdings Inc.	32,948	382
	Belc Co. Ltd.	9,158	379
	Chudenko Corp.	23,582	379
	Nagaileben Co. Ltd.	24,883	379
	Ringer Hut Co. Ltd.	21,598	379
	Ki-Star Real Estate Co. Ltd.	10,300	377
	Argo Graphics Inc.	14,500	376
	Noritsu Koki Co. Ltd.	21,005	376
	LITALICO Inc.	19,800	375
	SBS Holdings Inc.	17,800	374
	Direct Marketing MiX Inc.	24,000	374
	Aida Engineering Ltd.	54,234	373
	Arcland Sakamoto Co. Ltd.	31,880	371
	Adastria Co. Ltd.	24,672	371
	Restar Holdings Corp.	25,327	371
	Nikkiso Co. Ltd.	59,520	370
	Fuji Media Holdings Inc.	42,384	369
	GLOBERIDE Inc.	21,500	369
	Nippon Pillar Packing Co. Ltd.	18,200	369
	Aichi Bank Ltd.	8,959	368
	Maruzen Showa Unyu Co. Ltd.	14,838	366
	Yellow Hat Ltd.	27,966	366
	Bank of Nagoya Ltd.	16,018	365
	Aeon Delight Co. Ltd.	16,814	364
*	Oisix ra daichi Inc.	27,054	364
*	Management Solutions Co. Ltd.	15,526	362
	Avex Inc.	31,455	361
	Tamura Corp.	77,447	360
	Nippon Fine Chemical Co. Ltd.	24,300	360
	Topre Corp.	46,012	356
[1]	Shoei Foods Corp.	11,941	355
	Shin-Etsu Polymer Co. Ltd.	34,232	355
	Exedy Corp.	27,163	354
[1]	Ryoyo Electro Corp.	21,006	354
	Zuken Inc.	13,835	353
	Trancom Co. Ltd.	6,372	352
	United Arrows Ltd.	26,478	351
	Pacific Industrial Co. Ltd.	45,492	351
	Wakita & Co. Ltd.	42,399	351
	Daito Pharmaceutical Co. Ltd.	17,650	351
	Intage Holdings Inc.	32,350	350
	Kanematsu Electronics Ltd.	11,145	350
	Hamakyorex Co. Ltd.	14,529	349
	Giken Ltd.	14,037	349
	PAL GROUP Holdings Co. Ltd.	20,302	347
	Sanyo Denki Co. Ltd.	8,359	347
	Kisoji Co. Ltd.	20,200	346

		Shares	Market Value ($000)
	Taihei Dengyo Kaisha Ltd.	15,130	346
	J Trust Co. Ltd.	94,143	345
	FULLCAST Holdings Co. Ltd.	19,496	345
	Ricoh Leasing Co. Ltd.	12,837	345
	Keihanshin Building Co. Ltd.	34,831	343
	Axial Retailing Inc.	13,334	342
	Osaka Organic Chemical Industry Ltd.	18,200	342
	Sanyo Special Steel Co. Ltd.	22,277	340
*	Atom Corp.	55,151	339
	Nippon Kanzai Co. Ltd.	16,625	338
	Itochu Enex Co. Ltd.	41,788	336
	Mizuno Corp.	17,815	335
	Towa Corp.	24,538	334
	TOMONY Holdings Inc.	140,008	331
	Nippon Koei Co. Ltd.	12,635	330
	Gakken Holdings Co. Ltd.	46,012	329
	Infocom Corp.	20,415	328
	Piolax Inc.	21,888	327
	Yonex Co. Ltd.	36,528	327
	Weathernews Inc.	5,574	326
	Sato Holdings Corp.	21,793	326
	Uchida Yoko Co. Ltd.	8,659	326
	Saibu Gas Holdings Co. Ltd.	23,292	324
	Plenus Co. Ltd.	21,590	323
	IDOM Inc.	53,053	322
	Nippon Seiki Co. Ltd.	50,091	322
	Toyo Tanso Co. Ltd.	14,135	322
	Carta Holdings Inc.	22,300	322
	Tsurumi Manufacturing Co. Ltd.	20,904	321
	Nishio Rent All Co. Ltd.	14,733	319
	KeePer Technical Laboratory Co. Ltd.	11,826	318
	Mitani Sekisan Co. Ltd.	10,700	317
	Tokyu Construction Co. Ltd.	66,680	316
	Sekisui Jushi Corp.	24,171	316
	Katakura Industries Co. Ltd.	20,500	315
	RS Technologies Co. Ltd.	6,700	315
	TechMatrix Corp.	22,600	315
	Relia Inc.	37,706	314
	Nippon Television Holdings Inc.	33,762	314
	Sakai Moving Service Co. Ltd.	8,459	314
	WingArc1st Inc.	21,100	314
	Nissan Shatai Co. Ltd.	63,610	312
	Micronics Japan Co. Ltd.	32,347	311
	Aruhi Corp.	38,721	311
[1]	Inaba Seisakusho Co. Ltd.	31,163	309
	Chugoku Marine Paints Ltd.	46,736	309
	METAWATER Co. Ltd.	20,696	309
	Japan Pulp & Paper Co. Ltd.	9,849	308
	Keiyo Co. Ltd.	41,414	307
*	Nippon Sheet Glass Co. Ltd.	104,982	306
	YA-MAN Ltd.	26,170	306
	Curves Holdings Co. Ltd.	56,168	306
	Toa Corp.	15,618	305
	YAMABIKO Corp.	33,547	305
	DyDo Group Holdings Inc.	7,959	304
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,862	304
	Roland DG Corp.	11,946	303
	Oiles Corp.	25,171	303

		Shares	Market Value ($000)
	Tsubaki Nakashima Co. Ltd.	42,602	303
	KFC Holdings Japan Ltd.	13,634	301
	Hirata Corp.	8,315	298
	Doutor Nichires Holdings Co. Ltd.	23,871	298
	Nippon Carbon Co. Ltd.	9,651	297
	Nohmi Bosai Ltd.	21,400	297
	Shin Nippon Biomedical Laboratories Ltd.	19,210	297
	NS United Kaiun Kaisha Ltd.	9,855	297
	SWCC Showa Holdings Co. Ltd.	22,299	297
	Fukushima Galilei Co. Ltd.	10,748	296
	Fujicco Co. Ltd.	20,301	294
	Komori Corp.	48,087	293
	VT Holdings Co. Ltd.	80,194	292
	Kanto Denka Kogyo Co. Ltd.	42,587	292
	Nippon Denko Co. Ltd.	107,376	291
	Toho Bank Ltd.	181,050	291
	Tamron Co. Ltd.	13,427	290
	Konishi Co. Ltd.	23,680	289
	Torii Pharmaceutical Co. Ltd.	11,642	288
	MEC Co. Ltd.	15,946	288
	Mitsuuroko Group Holdings Co. Ltd.	40,200	287
	Valqua Ltd.	13,931	287
	Sakata INX Corp.	38,706	287
	Broadleaf Co. Ltd.	80,826	286
	Nippon Road Co. Ltd.	5,574	284
	Shikoku Chemicals Corp.	29,844	283
	Pasona Group Inc.	18,420	283
[1]	Pharma Foods International Co. Ltd.	25,306	280
	Nippon Ceramic Co. Ltd.	17,710	279
	Sanyo Electric Railway Co. Ltd.	16,423	278
	Solasto Corp.	43,100	277
	Aoyama Trading Co. Ltd.	41,682	276
	Furukawa Co. Ltd.	29,647	276
	Takasago International Corp.	14,233	276
*	MedPeer Inc.	16,688	276
	Bando Chemical Industries Ltd.	37,903	275
	Yondoshi Holdings Inc.	20,118	274
	Doshisha Co. Ltd.	22,997	273
	Pacific Metals Co. Ltd.	14,633	273
	Daiki Aluminium Industry Co. Ltd.	29,235	273
	Ishihara Sangyo Kaisha Ltd.	34,439	272
	Oyo Corp.	20,302	271
	Teikoku Sen-I Co. Ltd.	21,303	270
	Yokorei Co. Ltd.	39,527	270
	Geo Holdings Corp.	25,464	269
	Nippon Thompson Co. Ltd.	67,094	269
	Sinfonia Technology Co. Ltd.	24,678	269
	Joshin Denki Co. Ltd.	17,814	268
	Alconix Corp.	27,120	268
	Hokuto Corp.	18,305	266
	Press Kogyo Co. Ltd.	86,293	266
	Hoosiers Holdings	43,400	266
	Elan Corp.	30,000	266
	TOC Co. Ltd.	44,392	265
	Belluna Co. Ltd.	45,177	264
	Sintokogio Ltd.	48,078	264
	Komatsu Matere Co. Ltd.	32,943	261
	EM Systems Co. Ltd.	31,500	261

		Shares	Market Value ($000)
[1]	GMO GlobalSign Holdings KK	5,811	261
	Tama Home Co. Ltd.	13,900	259
	Sumitomo Densetsu Co. Ltd.	12,835	258
	Kurabo Industries Ltd.	16,604	255
	Konoike Transport Co. Ltd.	26,159	254
	Midac Holdings Co. Ltd.	11,435	254
	T-Gaia Corp.	20,504	252
	Macromill Inc.	36,387	252
*	Matsuya Co. Ltd.	36,619	251
	Usen-Next Holdings Co. Ltd.	15,894	249
	Ines Corp.	20,288	247
	Nittetsu Mining Co. Ltd.	6,072	247
	Alpha Systems Inc.	6,667	246
	COLOPL Inc.	48,882	246
	Tokyo Electron Device Ltd.	6,172	244
	Zenrin Co. Ltd.	35,095	244
*	Nippon Chemi-Con Corp.	18,596	243
	Sinko Industries Ltd.	19,209	243
[1]	Alpen Co. Ltd.	15,528	243
	Chofu Seisakusho Co. Ltd.	17,311	242
	Yamanashi Chuo Bank Ltd.	28,156	242
	Qol Holdings Co. Ltd.	21,327	240
	Maxvalu Tokai Co. Ltd.	11,800	240
	Siix Corp.	32,736	239
	Pressance Corp.	20,263	239
	Teikoku Electric Manufacturing Co. Ltd.	17,318	238
*	Kappa Create Co. Ltd.	21,493	238
	Meisei Industrial Co. Ltd.	44,584	238
	Miyazaki Bank Ltd.	14,971	237
	Hosokawa Micron Corp.	11,542	237
	Koshidaka Holdings Co. Ltd.	42,168	237
	Kyokuyo Co. Ltd.	8,657	236
	Seikagaku Corp.	36,422	236
	Daiichi Jitsugyo Co. Ltd.	9,357	235
	Tachi-S Co. Ltd.	26,371	235
	Tenma Corp.	13,434	235
	Asahi Diamond Industrial Co. Ltd.	48,160	234
	TPR Co. Ltd.	24,872	234
	Key Coffee Inc.	14,522	233
	Tosei Corp.	24,273	233
	Kyoei Steel Ltd.	21,002	233
	Fujio Food Group Inc.	22,700	233
	Hibiya Engineering Ltd.	15,995	232
	Ryobi Ltd.	27,577	232
	Tsukishima Kikai Co. Ltd.	34,137	232
	Daikyonishikawa Corp.	55,345	232
	I'll Inc.	18,700	232
*	Atrae Inc.	15,976	230
	Obara Group Inc.	10,145	229
	ES-Con Japan Ltd.	36,100	229
	ESPEC Corp.	16,612	229
	Nippon Yakin Kogyo Co. Ltd.	13,531	228
	Tochigi Bank Ltd.	101,542	228
	Marudai Food Co. Ltd.	19,196	227
	Hakuto Co. Ltd.	11,645	225
	Bank of Iwate Ltd.	15,124	225
	Sinanen Holdings Co. Ltd.	8,160	225
	San ju San Financial Group Inc.	21,073	224

		Shares	Market Value ($000)
	Computer Engineering & Consulting Ltd.	24,128	223
	Union Tool Co.	8,756	223
	ARTERIA Networks Corp.	23,300	223
	Softcreate Holdings Corp.	7,198	223
	Takara Leben Co. Ltd.	80,012	222
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	222
	Starzen Co. Ltd.	14,332	220
	HI-LEX Corp.	26,100	220
	Toho Zinc Co. Ltd.	13,438	219
	Fukui Bank Ltd.	21,296	218
	Matsuyafoods Holdings Co. Ltd.	7,163	218
	Nichireki Co. Ltd.	20,800	218
	DKK Co. Ltd.	11,646	217
	Pack Corp.	11,846	217
[1]	V-Cube Inc.	20,628	217
	Senshu Electric Co. Ltd.	5,531	217
	Anest Iwata Corp.	29,550	216
	Unipres Corp.	34,320	216
	Takamatsu Construction Group Co. Ltd.	13,429	215
	Tokai Corp.	16,018	215
	Shikoku Bank Ltd.	33,436	213
*	Vision Inc.	24,313	213
	gremz Inc.	17,300	213
	Shinwa Co. Ltd.	12,349	212
	Canon Electronics Inc.	16,916	212
	Cybozu Inc.	24,588	212
	Ehime Bank Ltd.	32,341	212
	Inageya Co. Ltd.	22,165	212
	Airtrip Corp.	11,400	212
	Sun Frontier Fudousan Co. Ltd.	25,204	211
	TV Asahi Holdings Corp.	18,600	209
	Mimasu Semiconductor Industry Co. Ltd.	13,034	209
	Goldcrest Co. Ltd.	15,126	206
	Daiken Corp.	14,035	206
	Oita Bank Ltd.	14,029	206
	Furuno Electric Co. Ltd.	24,689	205
	Dai-Dan Co. Ltd.	12,369	205
	Rock Field Co. Ltd.	17,912	205
	Genky DrugStores Co. Ltd.	8,400	205
	Daiwa Industries Ltd.	23,977	204
	Mitsui DM Sugar Holdings Co. Ltd.	14,329	204
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	204
	Japan Transcity Corp.	54,176	204
*,1	giftee Inc.	20,941	204
	Onward Holdings Co. Ltd.	106,659	203
	JAC Recruitment Co. Ltd.	13,734	203
	Halows Co. Ltd.	8,561	202
*	Mitsui E&S Holdings Co. Ltd.	74,957	202
	Sparx Group Co. Ltd.	88,900	202
	Arcland Service Holdings Co. Ltd.	12,536	201
	Daikokutenbussan Co. Ltd.	4,877	200
	Akita Bank Ltd.	16,024	199
	J-Oil Mills Inc.	16,316	199
	Tachibana Eletech Co. Ltd.	17,100	199
	Vector Inc.	21,694	198
	Poletowin Pitcrew Holdings Inc.	25,600	198
	G-7 Holdings Inc.	17,700	198
	Eagle Industry Co. Ltd.	25,976	197

		Shares	Market Value ($000)
	Shinko Shoji Co. Ltd.	28,830	197
*	KNT-CT Holdings Co. Ltd.	17,349	196
	Nissei ASB Machine Co. Ltd.	7,063	196
	Sakai Chemical Industry Co. Ltd.	13,428	196
	JP-Holdings Inc.	100,445	194
	Yamagata Bank Ltd.	27,958	193
	Riso Kyoiku Co. Ltd.	82,000	192
	Chubu Shiryo Co. Ltd.	23,379	192
	Toyo Corp.	20,795	192
	Shindengen Electric Manufacturing Co. Ltd.	7,264	191
	Mitsubishi Research Institute Inc.	5,771	191
	Itochu-Shokuhin Co. Ltd.	5,076	190
	Marusan Securities Co. Ltd.	53,329	189
	Miroku Jyoho Service Co. Ltd.	16,712	189
	Torishima Pump Manufacturing Co. Ltd.	18,601	188
	JVCKenwood Corp.	145,475	188
	Riken Vitamin Co. Ltd.	14,428	187
	Tokushu Tokai Paper Co. Ltd.	7,860	187
	Mie Kotsu Group Holdings Inc.	51,136	186
	Medical Data Vision Co. Ltd.	18,726	185
	Kamei Corp.	22,696	184
	Tanseisha Co. Ltd.	30,449	184
	Yurtec Corp.	33,551	184
	Toenec Corp.	6,568	184
	TSI Holdings Co. Ltd.	73,484	184
	Sumitomo Seika Chemicals Co. Ltd.	8,159	183
	Oriental Shiraishi Corp.	96,929	183
	Cawachi Ltd.	11,246	182
	G-Tekt Corp.	18,104	182
	Okabe Co. Ltd.	38,911	182
	SIGMAXYZ Holdings Inc.	19,300	182
	Matsuda Sangyo Co. Ltd.	11,843	180
	Rheon Automatic Machinery Co. Ltd.	18,386	180
	V Technology Co. Ltd.	7,958	179
	Fujiya Co. Ltd.	9,951	179
	Fukuda Corp.	4,776	179
	Nissin Sugar Co. Ltd.	13,400	179
	Yukiguni Maitake Co. Ltd.	25,000	179
	Nippon Parking Development Co. Ltd.	139,410	177
	DKS Co. Ltd.	10,000	177
	Aichi Steel Corp.	10,847	176
	Enplas Corp.	7,851	176
	Aiphone Co. Ltd.	12,345	174
	ASAHI YUKIZAI Corp.	11,044	174
	Nihon Nohyaku Co. Ltd.	33,681	174
	Kansai Super Market Ltd.	18,112	174
	FIDEA Holdings Co. Ltd.	17,890	174
	Marvelous Inc.	33,169	173
	Nichiden Corp.	11,540	172
	Happinet Corp.	14,134	171
	Shin Nippon Air Technologies Co. Ltd.	12,000	171
	Onoken Co. Ltd.	15,930	170
*	SRE Holdings Corp.	8,183	170
	Topy Industries Ltd.	16,918	169
	Chiyoda Integre Co. Ltd.	10,546	168
	Denyo Co. Ltd.	13,729	168
	Futaba Industrial Co. Ltd.	60,029	168
	Studio Alice Co. Ltd.	9,656	168

		Shares	Market Value ($000)
	Modec Inc.	17,909	167
	Sumitomo Riko Co. Ltd.	35,833	167
	Fixstars Corp.	18,700	167
	Proto Corp.	19,900	167
	Link And Motivation Inc.	38,000	166
	AOKI Holdings Inc.	33,423	165
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	165
*,1	Open Door Inc.	12,400	163
	Daido Metal Co. Ltd.	39,634	162
	Tekken Corp.	11,842	162
	Tonami Holdings Co. Ltd.	5,969	162
[1]	SB Technology Corp.	8,300	162
	JDC Corp.	35,500	162
	CI Takiron Corp.	38,420	161
	Tess Holdings Co. Ltd.	17,200	161
	Stella Chemifa Corp.	8,459	160
	CTS Co. Ltd.	25,891	160
	Inui Global Logistics Co. Ltd.	11,403	160
	CMK Corp.	46,881	159
	Okuwa Co. Ltd.	23,977	159
	Vital KSK Holdings Inc.	30,842	159
	Fukui Computer Holdings Inc.	5,969	158
	Ichikoh Industries Ltd.	57,144	158
	ASKA Pharmaceutical Holdings Co. Ltd.	19,704	158
	Aichi Corp.	24,182	156
	Aisan Industry Co. Ltd.	30,051	156
	Hokkaido Gas Co. Ltd.	12,649	156
	Neturen Co. Ltd.	30,740	156
	World Co. Ltd.	15,500	156
	Sagami Holdings Corp.	17,211	155
	Shibusawa Warehouse Co. Ltd.	9,556	155
	Taki Chemical Co. Ltd.	4,300	155
	Nagatanien Holdings Co. Ltd.	10,048	153
	Riken Technos Corp.	43,193	153
	Raccoon Holdings Inc.	13,247	153
	CONEXIO Corp.	15,324	152
[1]	JM Holdings Co. Ltd.	12,600	152
	Toyo Kanetsu KK	7,260	151
	BRONCO BILLY Co. Ltd.	8,059	151
	YAKUODO Holdings Co. Ltd.	9,552	151
	Digital Holdings Inc.	14,700	150
	World Holdings Co. Ltd.	8,400	150
	St. Marc Holdings Co. Ltd.	12,234	150
	IR Japan Holdings Ltd.	8,900	150
	Chori Co. Ltd.	9,952	149
	Kurimoto Ltd.	11,945	149
	Melco Holdings Inc.	5,559	149
	France Bed Holdings Co. Ltd.	21,498	149
	Kyosan Electric Manufacturing Co. Ltd.	44,483	148
	Nichiban Co. Ltd.	11,800	148
	Tokyo Energy & Systems Inc.	18,910	148
	Xebio Holdings Co. Ltd.	21,398	148
	Ryoden Corp.	11,940	147
	Kanagawa Chuo Kotsu Co. Ltd.	5,370	146
	Fudo Tetra Corp.	11,771	145
*	PIA Corp.	5,971	145
	Ebase Co. Ltd.	33,400	145
	Chukyo Bank Ltd.	11,145	144

		Shares	Market Value ($000)
	K&O Energy Group Inc.	12,436	144
	Amuse Inc.	9,354	143
	Aeon Fantasy Co. Ltd.	6,370	143
	Ichiyoshi Securities Co. Ltd.	30,438	143
	Moriroku Holdings Co. Ltd.	10,200	143
*	Fujita Kanko Inc.	6,965	142
	Hodogaya Chemical Co. Ltd.	5,373	142
	Osaki Electric Co. Ltd.	36,610	142
	Takaoka Toko Co. Ltd.	9,752	142
	Feed One Co. Ltd.	26,468	141
	Kenko Mayonnaise Co. Ltd.	12,438	140
*	Nichi-iko Pharmaceutical Co. Ltd.	51,705	140
	Elematec Corp.	14,728	139
*	Kintetsu Department Store Co. Ltd.	7,958	139
	Japan Medical Dynamic Marketing Inc.	11,155	139
*,1	Sourcenext Corp.	77,200	138
	Tayca Corp.	15,288	138
	Yahagi Construction Co. Ltd.	22,986	138
	Optorun Co. Ltd.	9,700	138
	Honeys Holdings Co. Ltd.	14,230	137
	Riken Corp.	7,660	137
	Hochiki Corp.	13,600	136
	WDB Holdings Co. Ltd.	7,076	136
	SRA Holdings	6,168	136
	Bank of Saga Ltd.	12,244	135
	Kyodo Printing Co. Ltd.	7,165	135
	Tosho Co. Ltd.	12,931	134
	Kanaden Corp.	16,616	133
	Koatsu Gas Kogyo Co. Ltd.	25,873	133
	Towa Bank Ltd.	33,647	133
	ZIGExN Co. Ltd.	51,600	133
	Nippon Rietec Co. Ltd.	18,500	133
	Shinnihon Corp.	23,682	132
	Nihon Chouzai Co. Ltd.	12,338	132
	Nissin Corp.	10,549	131
	Cosel Co. Ltd.	19,897	130
	Nippon Sharyo Ltd.	8,068	129
	Advan Group Co. Ltd.	20,987	128
	Chiyoda Co. Ltd.	21,187	128
	Achilles Corp.	12,130	128
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	128
	Sankyo Seiko Co. Ltd.	33,535	128
	Krosaki Harima Corp.	3,781	127
	Ministop Co. Ltd.	11,444	126
*	Taiko Pharmaceutical Co. Ltd.	27,031	126
	JSP Corp.	11,248	125
	Nippon Coke & Engineering Co. Ltd.	136,722	125
	Seika Corp.	9,954	124
	Hisaka Works Ltd.	19,202	123
	Yorozu Corp.	18,513	123
*	BrainPad Inc.	13,140	123
	Dai Nippon Toryo Co. Ltd.	22,386	122
	ST Corp.	10,349	122
	LEC Inc.	22,484	122
	Toa Corp. (XTKS)	20,697	122
	Ubicom Holdings Inc.	5,800	122
	Sankyo Tateyama Inc.	24,977	121
	Sumida Corp.	19,355	121

		Shares	Market Value ($000)
	Asahi Co. Ltd.	12,343	121
	FAN Communications Inc.	40,603	120
	Pronexus Inc.	13,931	119
	Central Security Patrols Co. Ltd.	6,202	119
	Rokko Butter Co. Ltd.	10,944	119
	Sanei Architecture Planning Co. Ltd.	9,400	118
	Arakawa Chemical Industries Ltd.	15,422	116
	Hito Communications Holdings Inc.	9,253	114
	Iseki & Co. Ltd.	12,431	113
	Nitto Kohki Co. Ltd.	9,450	113
	Shimizu Bank Ltd.	10,263	113
*	Optim Corp.	17,782	113
	Kawada Technologies Inc.	4,080	112
	CAC Holdings Corp.	10,247	111
	Fuso Pharmaceutical Industries Ltd.	6,867	111
*	WATAMI Co. Ltd.	15,818	111
	NEC Capital Solutions Ltd.	6,866	111
	Artnature Inc.	19,006	110
	Sanoh Industrial Co. Ltd.	20,698	109
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	109
	Taisei Lamick Co. Ltd.	5,274	108
	Furukawa Battery Co. Ltd.	11,763	106
	Mars Group Holdings Corp.	8,558	105
	Kyokuto Securities Co. Ltd.	20,100	105
	Enigmo Inc.	27,100	105
	Yushin Precision Equipment Co. Ltd.	19,504	104
	Kojima Co. Ltd.	20,493	102
	Nihon Tokushu Toryo Co. Ltd.	13,800	101
	Tomoku Co. Ltd.	9,056	101
	Maezawa Kyuso Industries Co. Ltd.	14,416	100
	Central Sports Co. Ltd.	5,146	99
*	KLab Inc.	28,264	99
	Toa Oil Co. Ltd.	5,273	98
	Media Do Co. Ltd.	5,930	98
	MTI Ltd.	24,078	97
	Mitsuba Corp.	30,939	97
	Osaka Steel Co. Ltd.	9,448	97
	Kamakura Shinsho Ltd.	20,500	95
	Akatsuki Inc.	4,800	95
	Hokkan Holdings Ltd.	9,955	94
	CMIC Holdings Co. Ltd.	8,158	94
*	Godo Steel Ltd.	8,458	93
	Okura Industrial Co. Ltd.	6,964	93
*	Unitika Ltd.	52,343	90
[1]	Kitanotatsujin Corp.	54,100	90
	Japan Best Rescue System Co. Ltd.	15,400	90
	Tokyo Individualized Educational Institute Inc.	20,004	89
*	Istyle Inc.	42,576	89
	Yamashin-Filter Corp.	35,599	89
*	TerraSky Co. Ltd.	6,890	88
*	Gurunavi Inc.	30,484	87
	Chuo Spring Co. Ltd.	15,928	86
*	Jamco Corp.	9,155	86
*,1	Gunosy Inc.	14,300	86
	Tv Tokyo Holdings Corp.	5,674	84
	Kourakuen Holdings Corp.	8,557	83
	Corona Corp. Class A	13,240	83
	Airport Facilities Co. Ltd.	19,815	81

		Shares	Market Value ($000)
[1]	Daisyo Corp.	8,858	80
	Ohara Inc.	8,300	78
	Sekisui Kasei Co. Ltd.	24,382	76
	LIFULL Co. Ltd.	57,339	76
	Cleanup Corp.	16,030	75
*	Akebono Brake Industry Co. Ltd.	64,876	74
	Nisso Corp.	16,400	74
	Nihon Trim Co. Ltd.	3,879	72
*	FDK Corp.	10,764	72
	I-PEX Inc.	6,966	71
	Taiho Kogyo Co. Ltd.	13,235	67
	Oro Co. Ltd.	5,700	67
*	RPA Holdings Inc.	28,222	66
	Wowow Inc.	5,849	64
*	COOKPAD Inc.	39,391	64
	Gecoss Corp.	9,850	61
	Linical Co. Ltd.	9,651	61
[1]	Kanamic Network Co. Ltd.	13,200	61
	Sankei Real Estate Inc.	81	61
*	Right On Co. Ltd.	10,250	57
	Sanshin Electronics Co. Ltd.	4,700	54
[1]	Fibergate Inc.	6,726	44
	Nakayama Steel Works Ltd.	9,829	33
*	Heroz Inc.	3,000	21
			4,757,210
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	664,551	8,887
	Spark New Zealand Ltd.	2,223,295	7,149
*	Auckland International Airport Ltd.	1,379,777	6,479
	Mainfreight Ltd.	95,480	4,638
	Meridian Energy Ltd.	1,461,536	4,587
	EBOS Group Ltd.	180,910	4,495
	Contact Energy Ltd.	916,572	4,422
	Infratil Ltd.	614,360	3,244
	Fletcher Building Ltd.	966,204	3,143
	Mercury NZ Ltd.	804,785	3,078
	Ryman Healthcare Ltd.	494,909	2,895
	Chorus Ltd.	555,009	2,793
*	a2 Milk Co. Ltd.	875,422	2,751
	Summerset Group Holdings Ltd.	282,677	1,906
	Goodman Property Trust	1,334,679	1,833
	SKYCITY Entertainment Group Ltd.	986,787	1,724
	Precinct Properties New Zealand Ltd.	1,762,742	1,578
	Freightways Ltd.	215,202	1,398
	Kiwi Property Group Ltd.	2,025,338	1,300
	Genesis Energy Ltd.	678,083	1,230
	Vital Healthcare Property Trust	441,725	789
	Argosy Property Ltd.	859,658	707
*	Air New Zealand Ltd.	1,815,595	699
	Arvida Group Ltd.	702,788	663
	Vector Ltd.	225,485	660
	Stride Property Group	577,512	648
	Heartland Group Holdings Ltd.	469,922	615
*	Pushpay Holdings Ltd.	750,930	612
	Skellerup Holdings Ltd.	167,796	594
	Oceania Healthcare Ltd.	746,193	443
	KMD Brands Ltd.	524,643	361
*,1,3	Pacific Edge Ltd.	688,598	339

		Shares	Market Value ($000)
	Scales Corp. Ltd.	99,647	271
*	SKY Network Television Ltd.	166,225	241
*	Serko Ltd.	93,491	218
*	Vista Group International Ltd.	179,170	206
*	Tourism Holdings Ltd.	126,715	196
*	Synlait Milk Ltd.	89,863	181
	Restaurant Brands New Zealand Ltd.	23,921	145
			78,118
Singapore (3.2%)
	DBS Group Holdings Ltd.	2,090,213	47,695
	Oversea-Chinese Banking Corp. Ltd.	4,057,497	34,386
	United Overseas Bank Ltd.	1,505,390	30,035
	Singapore Telecommunications Ltd.	8,730,315	16,510
	CapitaLand Integrated Commercial Trust	5,990,671	9,464
	Capitaland Investment Ltd.	3,000,305	8,537
	Keppel Corp. Ltd.	1,702,360	8,505
	Ascendas REIT	3,917,810	8,433
	Wilmar International Ltd.	2,480,116	7,227
	Singapore Exchange Ltd.	944,318	6,769
*	Singapore Airlines Ltd.	1,505,983	5,958
	Singapore Technologies Engineering Ltd.	1,816,230	5,296
	Mapletree Logistics Trust	3,749,372	4,785
	Mapletree Industrial Trust	2,106,621	4,138
	Genting Singapore Ltd.	7,034,894	4,109
	Venture Corp. Ltd.	312,416	3,980
	Frasers Logistics & Commercial Trust	3,352,456	3,500
	Mapletree Commercial Trust	2,508,337	3,455
	UOL Group Ltd.	596,597	3,223
	City Developments Ltd.	551,517	3,099
	Suntec REIT	2,539,166	2,966
	ComfortDelGro Corp. Ltd.	2,574,504	2,649
	NetLink NBN Trust	3,548,900	2,468
	Jardine Cycle & Carriage Ltd.	118,527	2,406
*	SATS Ltd.	826,041	2,381
	Sembcorp Industries Ltd.	1,087,668	2,295
	Keppel DC REIT	1,492,078	2,237
	Frasers Centrepoint Trust	1,304,143	2,204
	Keppel REIT	2,498,882	2,009
	Ascott Residence Trust	2,353,298	1,998
	ESR-REIT	6,208,535	1,889
	Keppel Infrastructure Trust	4,213,480	1,788
	Parkway Life REIT	515,054	1,787
*	Sembcorp Marine Ltd.	19,551,225	1,544
	Hutchison Port Holdings Trust Class U	6,340,099	1,493
	Golden Agri-Resources Ltd.	7,557,250	1,423
	CapitaLand China Trust	1,541,930	1,319
	Manulife US REIT	1,971,575	1,144
	Haw Par Corp. Ltd.	143,300	1,142
	AEM Holdings Ltd.	358,800	1,136
	Lendlease Global Commercial REIT	1,857,800	1,125
	Ascendas India Trust	1,162,600	978
	Olam Group Ltd.	767,800	904
	SPH REIT	1,317,838	902
	CDL Hospitality Trusts	920,800	882
	Keppel Pacific Oak US REIT	1,225,000	858
	Raffles Medical Group Ltd.	965,037	804
	Singapore Post Ltd.	1,516,329	698
	Starhill Global REIT	1,590,101	686

		Shares	Market Value ($000)
	Cromwell European REIT	320,080	654
	OUE Commercial REIT	2,087,316	582
	AIMS APAC REIT	547,900	552
*	Digital Core REIT Management Private Ltd.	629,100	548
	StarHub Ltd.	601,070	544
	First Resources Ltd.	535,489	536
	Far East Hospitality Trust	1,139,089	528
	Sheng Siong Group Ltd.	428,899	497
	iFAST Corp. Ltd.	159,400	487
	Wing Tai Holdings Ltd.	365,352	447
	Prime US REIT	603,753	423
	Sabana Industrial REIT	1,319,259	421
	UMS Holdings Ltd.	488,300	418
*	SIA Engineering Co. Ltd.	214,009	376
	Thomson Medical Group Ltd.	6,192,700	359
	Riverstone Holdings Ltd.	565,500	320
	Nanofilm Technologies International Ltd.	213,000	311
	First REIT	1,044,508	212
	Lippo Malls Indonesia Retail Trust	5,016,496	175
	Asian Pay Television Trust	1,761,217	150
	Silverlake Axis Ltd.	514,489	150
	Bumitama Agri Ltd.	289,847	126
*	COSCO Shipping International Singapore Co. Ltd.	847,800	121
*	Yoma Strategic Holdings Ltd.	1,014,847	99
*,3	Eagle Hospitality Trust	700,500	96
*,3	Best World International Ltd.	53,220	52
*,1,3	Ezra Holdings Ltd.	1,786,900	14
			274,417
South Korea (12.6%)
	Samsung Electronics Co. Ltd.	5,547,686	262,601
	SK Hynix Inc.	626,068	47,329
	Samsung Electronics Co. Ltd. Preference Shares	916,123	40,263
	NAVER Corp.	166,787	33,364
	Samsung SDI Co. Ltd.	60,298	26,504
	LG Chem Ltd.	53,928	25,117
	Hyundai Motor Co.	162,411	24,559
	Kakao Corp.	350,128	20,219
	Kia Corp.	298,908	18,714
	Celltrion Inc.	124,500	18,227
	KB Financial Group Inc.	451,741	16,801
	POSCO Holdings Inc.	86,776	16,206
	Shinhan Financial Group Co. Ltd.	579,492	15,959
*,2	Samsung Biologics Co. Ltd.	21,271	14,168
	Hyundai Mobis Co. Ltd.	71,368	12,561
	LG Electronics Inc.	132,303	9,650
	Hana Financial Group Inc.	335,910	9,626
[1]	HMM Co. Ltd.	490,627	9,420
*	LG Energy Solution	28,036	9,142
	Samsung C&T Corp.	97,072	9,012
*	SK Innovation Co. Ltd.	60,115	8,709
	KT&G Corp.	123,836	7,805
	SK Inc.	41,842	7,097
	Samsung Electro-Mechanics Co. Ltd.	64,234	7,073
	Woori Financial Group Inc.	738,032	6,773
*	Doosan Heavy Industries & Construction Co. Ltd.	452,394	6,563
	LG Corp.	102,586	6,403
	Celltrion Healthcare Co. Ltd.	110,335	6,161
	LG Household & Health Care Ltd.	10,196	6,128

		Shares	Market Value ($000)
*	Krafton Inc.	33,890	6,116
	Samsung Fire & Marine Insurance Co. Ltd.	37,865	5,753
	NCSoft Corp.	18,321	5,263
	Korea Electric Power Corp.	296,566	5,108
	Hyundai Motor Co. Preference Shares (XKRS)	65,228	4,745
[1]	L&F Co. Ltd.	25,897	4,583
	LG Innotek Co. Ltd.	16,223	4,549
*	Hanwha Solutions Corp.	132,270	4,469
	Samsung SDS Co. Ltd.	42,264	4,433
*	KakaoBank Corp.	182,313	4,348
	Korea Zinc Co. Ltd.	11,463	4,214
[1]	Ecopro BM Co. Ltd.	45,018	4,163
*	Korean Air Lines Co. Ltd.	203,649	3,979
*	SK Square Co. Ltd.	114,842	3,781
	Korea Aerospace Industries Ltd.	83,201	3,659
	Samsung Life Insurance Co. Ltd.	74,425	3,479
	S-Oil Corp.	47,672	3,398
*,1	HLB Inc.	102,722	3,331
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	50,140	3,277
	POSCO Chemical Co. Ltd.	32,009	3,249
	Coway Co. Ltd.	65,364	3,224
*	Samsung Heavy Industries Co. Ltd.	712,950	3,091
[1]	LG Display Co. Ltd.	257,729	3,047
	Hyundai Glovis Co. Ltd.	21,406	3,004
*	HYBE Co. Ltd.	21,539	2,925
*	Samsung Engineering Co. Ltd.	183,313	2,775
	Hyundai Engineering & Construction Co. Ltd.	84,656	2,753
	CJ CheilJedang Corp.	9,053	2,729
	Yuhan Corp.	58,770	2,616
*	Kangwon Land Inc.	130,235	2,603
	Hyundai Heavy Industries Holdings Co. Ltd.	58,520	2,566
	DB Insurance Co. Ltd.	52,302	2,434
	Amorepacific Corp.	24,211	2,409
	LG Uplus Corp.	245,801	2,369
	SKC Co. Ltd.	22,517	2,367
	Hyundai Steel Co.	89,525	2,355
	Lotte Chemical Corp.	16,933	2,304
	Hankook Tire & Technology Co. Ltd.	85,307	2,287
	SK Telecom Co. Ltd.	53,385	2,203
	Korea Investment Holdings Co. Ltd.	45,238	2,201
	Industrial Bank of Korea	303,195	2,194
*	SK Bioscience Co. Ltd.	23,125	2,177
	F&F Co. Ltd.	18,271	2,109
	E-MART Inc.	23,839	2,078
	Hanmi Pharm Co. Ltd.	8,671	2,067
	Samsung Securities Co. Ltd.	74,896	2,020
	LG Chem Ltd. Preference Shares	8,942	2,007
	Hanwha Aerospace Co. Ltd.	40,253	2,005
	Kumho Petrochemical Co. Ltd.	20,054	2,003
[1]	Hotel Shilla Co. Ltd.	35,964	1,992
[1]	OCI Co. Ltd.	20,695	1,959
	Orion Corp.Republic of Korea	24,978	1,934
*,2	SK IE Technology Co. Ltd.	30,203	1,912
	GS Holdings Corp.	59,485	1,907
	BNK Financial Group Inc.	347,588	1,819
	Hyundai Marine & Fire Insurance Co. Ltd.	69,868	1,765
*,1	Hyundai Rotem Co. Ltd.	85,493	1,752
	GS Engineering & Construction Corp.	75,538	1,737

		Shares	Market Value ($000)
	Mando Corp.	38,880	1,719
*,1	SK Biopharmaceuticals Co. Ltd.	28,550	1,716
	Meritz Fire & Marine Insurance Co. Ltd.	63,401	1,685
*	Alteogen Inc.	32,829	1,655
*	Hyundai Heavy Industries Co. Ltd.	16,960	1,641
	Hansol Chemical Co. Ltd.	9,630	1,631
*,1	Hyundai Mipo Dockyard Co. Ltd.	23,400	1,624
	Hanon Systems	188,990	1,551
	Amorepacific Corp. Preference Shares	41,350	1,530
	DB HiTek Co. Ltd.	42,881	1,493
*	Pearl Abyss Corp.	35,906	1,479
*,1	Celltrion Pharm Inc.	22,446	1,466
	Cheil Worldwide Inc.	81,671	1,434
	Fila Holdings Corp.	60,283	1,414
	Ecopro Co. Ltd.	20,091	1,388
	SK Chemicals Co. Ltd.	17,018	1,380
	Shinsegae Inc.	8,102	1,366
	Mirae Asset Securities Co. Ltd. Preference Shares	450,250	1,364
	JYP Entertainment Corp.	31,102	1,334
*	Kakao Games Corp.	33,233	1,303
	NH Investment & Securities Co. Ltd.	164,294	1,259
*	Kakaopay Corp.	25,364	1,231
	SD Biosensor Inc.	38,862	1,209
	Meritz Securities Co. Ltd.	322,381	1,203
	DL E&C Co. Ltd.	37,503	1,174
	Hyosung Advanced Materials Corp.	3,860	1,173
	Iljin Materials Co. Ltd.	20,309	1,154
	KCC Corp.	5,011	1,127
*,1	Hanjin Kal Corp.	24,337	1,124
	S-1 Corp.	22,849	1,121
	Hanwha Corp. Preference Shares	96,593	1,117
	DGB Financial Group Inc.	185,734	1,106
[2]	Netmarble Corp.	19,807	1,102
	Youngone Corp.	34,885	1,086
	KIWOOM Securities Co. Ltd.	16,670	1,085
	LEENO Industrial Inc.	10,658	1,083
[1]	WONIK IPS Co. Ltd.	44,012	1,073
	SM Entertainment Co. Ltd.	19,561	1,045
	Hyundai Wia Corp.	19,751	1,039
	CS Wind Corp.	24,146	1,037
	LOTTE Fine Chemical Co. Ltd.	20,155	1,022
[1]	Seegene Inc.	33,268	1,020
	BGF retail Co. Ltd.	7,244	1,009
	Posco International Corp.	63,390	1,006
	Pan Ocean Co. Ltd.	225,153	980
	CJ ENM Co. Ltd.	12,431	975
	AMOREPACIFIC Group	34,222	974
	Lotte Shopping Co. Ltd.	13,245	974
*,1	Doosan Fuel Cell Co. Ltd.	38,240	974
	LS Corp.	21,292	966
*	CosmoAM&T Co. Ltd.	23,269	964
	Kolon Industries Inc.	22,742	960
*,1	Naturecell Co. Ltd.	51,511	951
[1]	Hyosung TNC Corp.	3,569	950
	JB Financial Group Co. Ltd.	165,102	949
[1]	Dongjin Semichem Co. Ltd.	34,469	947
	Hyundai Department Store Co. Ltd.	17,825	916
	CJ Corp.	14,876	914

		Shares	Market Value ($000)
*	HLB Life Science Co. Ltd.	92,189	908
[1]	Green Cross Corp.	6,804	907
*,1	Hyundai Bioscience Co. Ltd.	41,172	907
[1]	Wemade Co. Ltd.	19,655	901
	GS Retail Co. Ltd.	47,280	895
[1]	Chunbo Co. Ltd.	4,900	894
*	CJ Logistics Corp.	9,779	878
	Soulbrain Co. Ltd.	4,877	877
*	GeneOne Life Science Inc.	84,265	866
	Korea Gas Corp.	30,072	862
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	55,758	856
*	Daewoo Engineering & Construction Co. Ltd.	210,804	854
*	KMW Co. Ltd.	34,810	853
	Hite Jinro Co. Ltd.	36,460	850
[1]	Foosung Co. Ltd.	59,227	848
[1]	Shin Poong Pharmaceutical Co. Ltd.	38,588	845
	Hyundai Elevator Co. Ltd.	38,651	839
[1]	LX Semicon Co. Ltd.	10,755	828
	Lotte Corp.	28,664	825
	Samsung Card Co. Ltd.	32,586	804
[1]	Hanwha Systems Co. Ltd.	71,443	804
	Dongkuk Steel Mill Co. Ltd.	75,829	778
	Daeduck Electronics Co. Ltd.	35,233	775
	Koh Young Technology Inc.	71,114	774
	LIG Nex1 Co. Ltd.	11,289	768
	Doosan Bobcat Inc.	31,815	764
*	Hyundai Doosan Infracore Co. Ltd.	174,738	751
	People & Technology Inc.	21,077	746
	Chong Kun Dang Pharmaceutical Corp.	10,693	742
	NongShim Co. Ltd.	3,425	737
	LS Electric Co. Ltd.	16,447	735
	KEPCO Engineering & Construction Co. Inc.	14,456	732
	Mirae Asset Securities Co. Ltd.	142,400	724
	Daewoong Pharmaceutical Co. Ltd.	5,092	721
	ST Pharm Co. Ltd.	10,340	721
	Dongsuh Cos. Inc.	36,909	720
	LG Household & Health Care Ltd. Preference Shares	2,439	712
	DL Holdings Co. Ltd.	14,176	710
[1]	SIMMTECH Co. Ltd.	21,750	681
*	Hugel Inc.	6,561	679
	Daishin Securities Co. Ltd. Preference Shares	61,321	666
	Green Cross Holdings Corp.	41,635	662
	Com2uSCorp	11,154	662
	KEPCO Plant Service & Engineering Co. Ltd.	22,283	658
	SFA Engineering Corp.	20,032	653
	Daejoo Electronic Materials Co. Ltd.	11,231	649
	Meritz Financial Group Inc.	31,661	640
	LX International Corp.	25,092	636
	Samsung SDI Co. Ltd. Preference Shares	2,786	631
*	SOLUM Co. Ltd.	38,080	630
	Korean Reinsurance Co.	92,025	625
*	Chabiotech Co. Ltd.	49,658	625
*	Genexine Inc.	25,171	623
	SSANGYONG C&E Co. Ltd.	118,737	610
	Hyosung Corp.	10,198	603
*	LegoChem Biosciences Inc.	17,800	602
[1]	Eo Technics Co. Ltd.	9,669	601
	Hanwha Life Insurance Co. Ltd.	335,495	596

		Shares	Market Value ($000)
*	Creative & Innovative System	51,097	578
*	Bioneer Corp.	23,116	576
[1]	BH Co. Ltd.	24,962	569
*,1	Oscotec Inc.	25,850	566
	Hanmi Semiconductor Co. Ltd.	54,152	566
*,1	Taihan Electric Wire Co. Ltd.	414,697	564
*	Hanall Biopharma Co. Ltd.	44,645	564
	AfreecaTV Co. Ltd.	8,311	560
	MegaStudyEdu Co. Ltd.	8,203	558
*	Myoung Shin Industrial Co. Ltd.	39,269	557
*	Vaxcell-Bio Therapeutics Co. Ltd.	11,331	551
	HK inno N Corp.	15,990	540
	Douzone Bizon Co. Ltd.	21,590	536
	ESR Kendall Square REIT Co. Ltd.	133,264	532
	LOTTE REIT Co. Ltd.	135,321	529
*	Paradise Co. Ltd.	49,997	523
*	Pharmicell Co. Ltd.	58,735	522
	Dawonsys Co. Ltd.	28,487	517
*	TY Holdings Co. Ltd.	35,679	507
	Humasis Co. Ltd.	34,469	506
[1]	Jusung Engineering Co. Ltd.	38,406	504
	Solus Advanced Materials Co. Ltd.	15,575	503
	YG Entertainment Inc.	11,798	502
*,1	Helixmith Co. Ltd.	35,444	498
	Daewoong Co. Ltd.	22,808	496
*	Hyundai Electric & Energy System Co. Ltd.	23,314	495
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	51,571	492
	SK Networks Co. Ltd.	147,072	492
[1]	Tokai Carbon Korea Co. Ltd.	4,972	492
*	Wysiwyg Studios Co. Ltd.	27,803	492
	Hanmi Science Co. Ltd.	15,459	488
*	Hana Tour Service Inc.	12,633	486
[1]	Poongsan Corp.	22,308	477
	Kolmar Korea Co. Ltd.	15,803	474
	Lotte Chilsung Beverage Co. Ltd.	3,461	473
	Hyundai Autoever Corp.	4,871	473
	PI Advanced Materials Co. Ltd.	16,375	471
[1]	Ottogi Corp.	1,348	466
	IS Dongseo Co. Ltd.	14,949	464
[1]	Hanssem Co. Ltd.	10,465	463
*	ABLBio Inc.	26,764	460
*	Asiana Airlines Inc.	39,127	454
*	Medytox Inc.	5,066	451
*	BNC Korea Co. Ltd.	49,729	449
[1]	Ahnlab Inc.	6,498	446
[1]	Cosmax Inc.	8,288	442
	Dentium Co. Ltd.	6,700	442
	NICE Information Service Co. Ltd.	36,118	439
*	Hana Micron Inc.	41,816	439
*	CJ CGV Co. Ltd.	26,970	434
*	Kumho Tire Co. Inc.	159,017	434
	Innocean Worldwide Inc.	12,369	434
*	NKMax Co. Ltd.	34,463	425
	Ecopro HN Co. Ltd.	12,167	424
*	Eubiologics Co. Ltd.	34,936	424
	GC Cell Corp.	9,045	423
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,435	417
*	Sam Chun Dang Pharm Co. Ltd.	15,258	412

		Shares	Market Value ($000)
	Innox Advanced Materials Co. Ltd.	14,365	412
	Eugene Technology Co. Ltd.	17,175	412
*,1	Vidente Co. Ltd.	45,029	411
*	NHN Corp.	19,507	411
*	STCUBE	41,472	409
	Sebang Global Battery Co. Ltd.	9,670	403
*	HJ Shipbuilding & Construction Co. Ltd.	75,504	401
	Samchully Co. Ltd.	2,803	399
	Daou Technology Inc.	27,398	398
	Hyundai Construction Equipment Co. Ltd.	13,556	397
*,1	NEPES Corp.	25,204	395
	KCC Glass Corp.	10,673	394
	Taekwang Industrial Co. Ltd.	565	392
*	GemVax & Kael Co. Ltd.	36,540	389
*	SFA Semicon Co. Ltd.	91,287	386
[1]	Zinus Inc.	10,492	384
	Handsome Co. Ltd.	15,955	383
	SL Corp.	15,750	381
	Hanwha Investment & Securities Co. Ltd.	147,595	380
	Intellian Technologies Inc.	7,186	380
	RFHIC Corp.	21,362	377
*,1	Studio Dragon Corp.	6,387	376
	Park Systems Corp.	4,897	376
*,1	Cellivery Therapeutics Inc.	29,732	375
*	Duk San Neolux Co. Ltd.	14,836	369
	DongKook Pharmaceutical Co. Ltd.	24,831	368
	PharmaResearch Co. Ltd.	6,569	368
*	Amicogen Inc.	19,806	367
[1]	Hyundai Greenfood Co. Ltd.	61,450	366
	Korea Electric Terminal Co. Ltd.	8,358	363
*,1	Lotte Tour Development Co. Ltd.	40,137	363
	JR Global REIT	100,401	363
[1]	GOLFZON Co. Ltd.	3,185	362
*	Eoflow Co. Ltd.	23,132	356
	Doosan Co. Ltd.	6,573	355
*	Hyosung Chemical Corp.	2,461	351
	Samyang Holdings Corp.	5,919	343
*	Enchem Co. Ltd.	8,536	343
	INTOPS Co. Ltd.	12,921	341
	Mcnex Co. Ltd.	13,189	339
[1]	S&S Tech Corp.	20,669	335
	Lutronic Corp.	21,231	332
*	Hyosung Heavy Industries Corp.	7,154	331
[1]	Seoul Semiconductor Co. Ltd.	37,584	328
	DoubleUGames Co. Ltd.	10,014	327
	Huchems Fine Chemical Corp.	21,008	326
	Daesang Corp.	19,102	321
*	Danal Co. Ltd.	55,587	320
*	Hanwha General Insurance Co. Ltd.	82,374	319
	Korea Petrochemical Ind Co. Ltd.	3,241	318
*	Next Science Co. Ltd.	43,707	318
[1]	Tesna Inc.	13,251	317
*	CMG Pharmaceutical Co. Ltd.	147,369	310
*	Korea Line Corp.	166,738	307
	Partron Co. Ltd.	46,163	307
	Harim Holdings Co. Ltd.	47,103	306
	Hanjin Transportation Co. Ltd.	14,714	304
	L&C Bio Co. Ltd.	12,958	300

		Shares	Market Value ($000)
	Boryung Pharmaceutical Co. Ltd.	34,542	299
[1]	KH Vatec Co. Ltd.	18,069	298
[1]	Shinsegae International Inc.	12,573	298
*	UniTest Inc.	20,098	297
	Bukwang Pharmaceutical Co. Ltd.	40,483	293
	SNT Motiv Co. Ltd.	8,590	291
*	MedPacto Inc.	13,867	291
	SK Discovery Co. Ltd.	10,400	289
*	Medipost Co. Ltd.	17,203	281
*	HLB Therapeutics Co. Ltd.	29,652	281
	Sangsangin Co. Ltd.	39,858	279
*	DIO Corp.	13,182	278
*	iNtRON Biotechnology Inc.	32,431	278
	Hansae Co. Ltd.	21,409	277
*	Shinsung E&G Co. Ltd.	173,262	277
	Hankook & Co. Co. Ltd.	29,112	276
*	Neowiz	12,785	273
	LF Corp.	20,082	270
*	LX Holdings Corp.	39,991	269
*,1	Ananti Inc.	49,110	268
[1]	TES Co. Ltd.	16,365	265
*	Webzen Inc.	17,380	262
	Orion Holdings Corp.	22,426	260
	Songwon Industrial Co. Ltd.	17,802	260
	Sungwoo Hitech Co. Ltd.	62,439	258
	Dong-A Socio Holdings Co. Ltd.	3,353	258
	Samwha Capacitor Co. Ltd.	7,752	257
	JW Pharmaceutical Corp.	13,916	256
	LX Hausys Ltd.	7,559	254
*	Binex Co. Ltd.	22,811	253
*,1	Ace Technologies Corp.	43,100	252
	i-SENS Inc.	9,358	250
*	Sambu Engineering & Construction Co. Ltd.	158,422	247
	Dongwon Industries Co. Ltd.	1,422	246
	Seojin System Co. Ltd.	19,950	246
*	Yungjin Pharmaceutical Co. Ltd.	88,743	244
	Young Poong Corp.	576	243
	Youlchon Chemical Co. Ltd.	13,284	240
*	NHN KCP Corp.	23,149	239
	Youngone Holdings Co. Ltd.	6,352	235
	Ilyang Pharmaceutical Co. Ltd.	12,745	234
*	Mezzion Pharma Co. Ltd.	15,702	233
[1]	ENF Technology Co. Ltd.	9,876	233
	Posco ICT Co. Ltd.	51,039	229
	Vieworks Co. Ltd.	7,236	229
	Halla Holdings Corp.	7,534	226
	Hyundai Home Shopping Network Corp.	5,569	224
*	Solid Inc.	54,816	223
	LOTTE Himart Co. Ltd.	16,760	222
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	221
	Nature Holdings Co. Ltd.	9,508	221
	Dong-A ST Co. Ltd.	4,623	220
*	Hancom Inc.	16,467	220
	SK Gas Ltd.	2,525	219
	SK Securities Co. Ltd.	373,367	219
	Hanil Cement Co. Ltd.	19,888	219
[1]	Advanced Process Systems Corp.	15,616	218
	Yuanta Securities Korea Co. Ltd.	97,416	217

		Shares	Market Value ($000)
*,1	Insun ENT Co. Ltd.	31,364	216
	NICE Holdings Co. Ltd.	19,655	213
*	CrystalGenomics Inc.	65,836	213
*	Giantstep Inc.	10,609	210
*	Com2uS Holdings Corp.	4,974	209
	HDC Holdings Co. Ltd.	38,508	207
*,1	Kuk-il Paper Manufacturing Co. Ltd.	99,421	206
	InBody Co. Ltd.	10,671	205
*	Enzychem Lifesciences Corp.	11,781	201
	Lotte Confectionery Co. Ltd.	2,224	201
	Nexen Tire Corp.	41,823	200
*	Komipharm International Co. Ltd.	35,613	199
[1]	Daea TI Co. Ltd.	69,968	195
	KTB Investment & Securities Co. Ltd.	55,345	194
*	Modetour Network Inc.	16,554	193
	Gradiant Corp.	13,228	192
	Hansol Paper Co. Ltd.	17,457	192
	HS Industries Co. Ltd.	48,529	190
	Binggrae Co. Ltd.	5,135	189
	Seobu T&D	30,490	188
	KUMHOE&C Co. Ltd.	29,223	187
	Korea United Pharm Inc.	9,469	187
	CJ CheilJedang Corp. Preference Shares	1,429	186
*,1	Grand Korea Leisure Co. Ltd.	16,802	186
	Huons Co. Ltd.	6,404	186
	KISWIRE Ltd.	11,356	184
[1]	ITM Semiconductor Co. Ltd.	6,778	180
*	Wonik Holdings Co. Ltd.	57,021	178
	Mirae Asset Life Insurance Co. Ltd.	75,034	177
	iMarketKorea Inc.	21,771	174
	Tongyang Inc.	187,196	173
	Tongyang Life Insurance Co. Ltd.	40,696	170
*	OliX Pharmaceuticals Inc.	10,430	166
	Eugene Investment & Securities Co. Ltd.	73,834	165
*	Inscobee Inc.	103,073	162
	Namhae Chemical Corp.	21,157	158
	Sung Kwang Bend Co. Ltd.	18,185	156
*,3	S-MAC Co. Ltd.	59,798	156
*	Samsung Pharmaceutical Co. Ltd.	56,690	151
	OptoElectronics Solutions Co. Ltd.	8,368	150
	Byucksan Corp.	69,762	149
*	Cafe24 Corp.	14,838	149
*,1	Telcon RF Pharmaceutical Inc.	130,325	148
	Kwang Dong Pharmaceutical Co. Ltd.	28,923	145
	Seah Besteel Corp.	12,109	145
	Soulbrain Holdings Co. Ltd.	8,879	145
	Maeil Dairies Co. Ltd.	3,138	144
	Jeil Pharmaceutical Co. Ltd.	8,035	144
[1]	Cuckoo Homesys Co. Ltd.	5,915	144
*	KH Feelux Co. Ltd.	127,559	143
	Namyang Dairy Products Co. Ltd.	504	143
	Hyundai Bioland Co. Ltd.	14,601	141
	Kolon Corp.	7,213	139
	SPC Samlip Co. Ltd.	2,283	139
*	Hansol Technics Co. Ltd.	29,923	138
	Chongkundang Holdings Corp.	2,972	137
	CJ Freshway Corp.	4,781	136
	Taeyoung Engineering & Construction Co. Ltd.	25,696	136

		Shares	Market Value ($000)
	LG HelloVision Co. Ltd.	30,960	136
	LG Electronics Inc. Preference Shares	3,781	135
	KC Tech Co. Ltd.	9,680	133
*	Namsun Aluminum Co. Ltd.	73,435	131
	Dongwon F&B Co. Ltd.	1,109	130
	Korea Asset In Trust Co. Ltd.	48,193	129
	TK Corp.	12,480	126
*	Cellid Co. Ltd.	7,185	125
	KC Co. Ltd.	8,089	122
	KT Skylife Co. Ltd.	17,601	122
	Dae Han Flour Mills Co. Ltd.	1,098	121
*,1,3	SillaJen Inc.	48,243	119
	Eusu Holdings Co. Ltd.	25,616	118
[1]	Woongjin Thinkbig Co. Ltd.	59,387	117
	Samyang Corp.	3,573	116
	KISCO Corp.	21,795	115
	DB Financial Investment Co. Ltd.	28,425	114
*	Peptron Inc.	15,974	114
*	AbClon Inc.	12,764	114
	Hyundai Corp.	9,252	113
*	Interflex Co. Ltd.	11,070	113
	E1 Corp.	3,252	112
	Daeduck Co. Ltd.	21,369	110
	Hankook Shell Oil Co. Ltd.	577	110
	Hansol Holdings Co. Ltd.	40,157	108
	ICD Co. Ltd.	14,626	107
*	Homecast Co. Ltd.	34,891	104
*	Aprogen pharmaceuticals Inc.	199,372	103
	Sindoh Co. Ltd.	4,224	103
*	Dongsung Pharmaceutical Co. Ltd.	17,023	103
	Humedix Co. Ltd.	5,513	102
	BGF Co. Ltd.	30,583	99
	Toptec Co. Ltd.	17,206	98
	Kyobo Securities Co. Ltd.	19,540	97
	Huons Global Co. Ltd.	5,419	97
*	Lock&Lock Co. Ltd.	15,263	97
	Sam Young Electronics Co. Ltd.	11,203	93
*	CUROCOM Co. Ltd.	103,893	91
*	Anterogen Co. Ltd.	5,519	90
	Kolmar Korea Holdings Co. Ltd.	5,952	82
	Daishin Securities Co. Ltd.	6,879	82
	Hanil Holdings Co. Ltd.	9,726	81
*	Eutilex Co. Ltd.	20,136	80
*	SCM Lifescience Co. Ltd.	9,630	80
	Cuckoo Holdings Co. Ltd.	5,760	77
*	Able C&C Co. Ltd.	17,353	71
	Aekyung Industrial Co. Ltd.	5,626	65
	Hyundai Livart Furniture Co. Ltd.	6,049	54
	Hyundai Motor Co. Preference Shares	292	21
			1,068,505
Total Common Stocks (Cost $9,150,052)			8,454,958

		Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund, 1.903% (Cost $82,599)	826,292	82,596
Total Investments (100.3%) (Cost $9,232,651)			8,537,554
Other Assets and Liabilities—Net (-0.3%)			(23,396)
Net Assets (100%)			8,514,158
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,945,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $47,160,000, representing 0.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $52,256,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	September 2022	160	9,959	(558)
S&P ASX 200 Index	September 2022	128	15,338	612
Topix Index	September 2022	234	33,999	11
				65

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/21/22	AUD	16,663	USD	12,068	—	(416)
Toronto-Dominion Bank	9/21/22	AUD	7,419	USD	5,124	64	—
Toronto-Dominion Bank	9/21/22	JPY	2,558,091	USD	18,954	307	—
Morgan Stanley Capital Services Inc.	9/21/22	JPY	1,162,242	USD	8,702	49	—
BNP Paribas	9/21/22	JPY	95,834	USD	742	—	(20)
Royal Bank of Canada	9/21/22	KRW	15,342,051	USD	12,215	—	(395)
HSBC Bank plc	9/21/22	KRW	3,053,094	USD	2,455	—	(103)
Deutsche Bank AG	9/21/22	USD	6,120	AUD	8,773	—	(15)
Toronto-Dominion Bank	9/21/22	USD	585	HKD	4,575	1	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of Montreal	9/21/22	USD	6,260	JPY	861,424	—	(226)
BNP Paribas	9/21/22	USD	6,788	KRW	8,749,810	47	—
						468	(1,175)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
At July 31, 2022, the counterparties had deposited in segregated accounts cash of $190,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	8,452,116	2,842	8,454,958
Temporary Cash Investments	82,596	—	—	82,596
Total	82,596	8,452,116	2,842	8,537,554
Derivative Financial Instruments
Assets
Futures Contracts[1]	623	—	—	623
Forward Currency Contracts	—	468	—	468
Total	623	468	—	1,091
Liabilities
Futures Contracts[1]	558	—	—	558
Forward Currency Contracts	—	1,175	—	1,175
Total	558	1,175	—	1,733
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.